Document and Entity Information	9 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	WESTPORT INNOVATIONS INC
Entity Central Index Key	0001370416
Document Type	40-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	48,455,601
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011 (Recast - Note 3(a))
Current assets:
Cash and cash equivalents	$ 70,298	$ 148,462
Short-term investments	15,379	31,841
Accounts receivable (note 5)	55,423	15,934
Loan receivable (note 21(a))	19,409	14,200
Inventories (note 6)	37,057	16,805
Prepaid expenses	6,551	1,786
Current portion of deferred income tax assets (note 20(b))	6,447	7,282
Other current assets (note 8)	2,034
Total current assets	212,598	236,310
Long-term investments (note 7)	8,369	5,622
Other assets (note 8)	1,994	1,982
Property, plant and equipment (note 9)	36,243	12,083
Intangible assets (note 10)	36,582	6,859
Deferred income tax assets (note 20(b))	5,075	2,316
Goodwill (note 11)	55,814	8,202
Total assets	356,675	273,374
Current liabilities:
Accounts payable and accrued liabilities (note 12)	55,807	24,765
Deferred revenue	3,146	2,041
Short-term debt		208
Current portion of long-term debt (note 13)	20,568	15,210
Current portion of warranty liability (note 14)	12,978	12,151
Total current liabilities	92,499	54,375
Warranty liability (note 14)	11,253	5,884
Long-term debt (note 13)	65,577	10,012
Deferred revenue	10,327	6,932
Deferred income tax liabilities (note 20(b))	3,446
Other long-term liabilities (note 15)	3,104	164
Total liabilities	186,206	77,367
Share capital (note 17):
Authorized: Unlimited common shares, no par value Unlimited preferred shares in series, no par value Issued: 48,455,601 (2011 - 46,972,304) common shares	459,866	430,608
Other equity instruments	6,112	4,205
Additional paid in capital	4,499	5,141
Accumulated deficit	(331,158)	(284,509)
Accumulated other comprehensive income	13,271	25,641
Total shareholders' equity attributable to parent	152,590	181,086
Joint venture partners' share of net assets of joint ventures (note 21)	17,879	14,921
Total shareholders' equity	170,469	196,007
Commitments and contingencies (notes 16 and 22)
Subsequent events (note 25)
Total liabilities and shareholders' equity	$ 356,675	$ 273,374

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Mar. 31, 2011 (Recast - Note 3(a))
Common shares, shares issued	48,455,601	46,972,304

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Product revenue	$ 189,682
Parts revenue	26,677
Service revenue	10,181
Total revenue	226,540
Cost of revenue and expenses:
Cost of product and parts revenue	145,930
Research and development (notes 18 and 19)	43,294	34,663	26,213
General and administrative (note 18)	23,534
Sales and marketing (note 18)	24,961
Foreign exchange loss (gain)	(2,036)
Depreciation and amortization	6,280
Bank charges, interest and other	1,206
Total cost of revenue and expenses	243,169
Loss before undernoted	(16,629)
Income (loss) from investment accounted for by the equity method (note 7)	1,500
Interest on long-term debt and amortization of discount	(2,998)
Interest and other income	958
Gain on sale of long-term investments (note 7)			2,827
Loss before income taxes	(17,169)	(24,710)	(19,048)
Income tax recovery (expense) (note 20):
Current	(19,630)	(8,886)	(9,663)
Deferred	3,963	(761)	1,271
Total income tax recovery (expense)	(15,667)	(9,647)	(8,392)
Net loss for the year	(32,836)
Net income (loss) attributed to:
Joint venture partners (note 21)	12,958
The Company	(45,794)
Loss per share attributable to the Company:
Basic and diluted (in dollars per share)	$ (0.96)
Weighted average common shares outstanding:
Basic and diluted (in shares)	47,933,348
(Recast - Note 3(a))
Product revenue		110,475	94,803
Parts revenue		29,459	26,850
Service revenue		8,128
Total revenue		148,062	121,653
Cost of revenue and expenses:
Cost of product and parts revenue		90,982	82,979
Research and development (notes 18 and 19)		34,663	26,213
General and administrative (note 18)		16,211	11,839
Sales and marketing (note 18)		21,660	16,741
Foreign exchange loss (gain)		3,877	379
Depreciation and amortization		3,455	1,828
Bank charges, interest and other		665	419
Total cost of revenue and expenses		171,513	140,398
Loss before undernoted		(23,451)	(18,745)
Income (loss) from investment accounted for by the equity method (note 7)		842	(983)
Interest on long-term debt and amortization of discount		(3,323)	(2,539)
Interest and other income		1,222	392
Gain on sale of long-term investments (note 7)			2,827
Loss before income taxes		(24,710)	(19,048)
Income tax recovery (expense) (note 20):
Current		(8,886)	(9,663)
Deferred		(761)	1,271
Total income tax recovery (expense)		(9,647)	(8,392)
Net loss for the year		(34,357)	(27,440)
Net income (loss) attributed to:
Joint venture partners (note 21)		7,785	7,071
The Company		$ (42,142)	$ (34,511)
Loss per share attributable to the Company:
Basic and diluted (in dollars per share)		$ (1)	$ (1.01)
Weighted average common shares outstanding:
Basic and diluted (in shares)		42,305,889	34,133,247

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011 (Recast - Note 3(a))	Mar. 31, 2010 (Recast - Note 3(a))
Loss for the year	$ (32,836)	$ (34,357)	$ (27,440)
Other comprehensive income (loss):
Unrealized gain on available for sale securities, net of tax of $nil (2011 - $nil; 2010 - $300)			1,708
Reclassification of net realized gains on available for sale securities to net loss, net of tax of $nil (2011 - $nil; 2010 - $300)			(2,101)
Cumulative translation adjustment	(12,370)	7,414	14,431
Total other comprehensive income (loss)	(12,370)	7,414	14,038
Comprehensive loss	(45,206)	(26,943)	(13,402)
Comprehensive income (loss) attributable to:
Joint venture partners	12,958	7,785	7,071
The Company	$ (58,164)	$ (34,728)	$ (20,473)

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) ((Recast - Note 3(a)), USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
(Recast - Note 3(a))
Unrealized gain on available for sale securities, tax	$ 0	$ 300
Reclassification of net realized gains on available for sale securities to net loss, tax	$ 0	$ 300

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares capital	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income	Joint venture partners' share of net assets of joint ventures
Balance ((Recast - Note 3(a)))	$ 52,867	$ 232,621	$ 9,848	$ 4,000	$ (207,856)	$ 4,189	$ 10,065
Balance (in shares) ((Recast - Note 3(a)))		32,040,540
Increase (Decrease) in Stockholders' Equity
Issue of common shares on exercise of stock options ((Recast - Note 3(a)))	2,269	3,634		(1,365)
Issue of common shares on exercise of stock options ((Recast - Note 3(a)))		389,580
Issue of common shares on exercise of performance share units ((Recast - Note 3(a)))		3,190	(3,190)
Issue of common shares on exercise of performance share units ((Recast - Note 3(a)))		601,855
Issue of common shares on public offering ((Recast - Note 3(a)))	57,356	57,356
Issue of common shares on public offering ((Recast - Note 3(a)))		5,462,500
Share issuance costs ((Recast - Note 3(a)))	(3,192)	(3,192)
Stock-based compensation ((Recast - Note 3(a)))	4,530		3,167	1,363
Net loss for the year ((Recast - Note 3(a)))	(27,440)				(34,511)		7,071
Dividends paid by joint ventures ((Recast - Note 3(a)))	(4,000)						(4,000)
Other comprehensive income ((Recast - Note 3(a)))	14,038					14,038
Balance ((Recast - Note 3(a)))	96,428	293,609	9,825	3,998	(242,367)	18,227	13,136
Balance (in shares) ((Recast - Note 3(a)))		38,494,475
Increase (Decrease) in Stockholders' Equity
Issue of common shares on exercise of stock options ((Recast - Note 3(a)))	3,298	5,115		(1,817)
Issue of common shares on exercise of stock options ((Recast - Note 3(a)))		472,414
Issue of common shares on exercise of performance share units ((Recast - Note 3(a)))		3,239	(3,239)
Issue of common shares on exercise of performance share units ((Recast - Note 3(a)))		241,825
Issue of common shares on exercise of warrants ((Recast - Note 3(a)))	9,509	13,853	(4,344)
Issue of common shares on exercise of warrants ((Recast - Note 3(a)))		858,221
Cancellation of common shares ((Recast - Note 3(a)))	(895)	(895)
Cancellation of common shares ((Recast - Note 3(a)))		(52,131)
Reclassification of fair value of expired warrants ((Recast - Note 3(a)))			(2,413)	2,413
Issue of common shares on public offering ((Recast - Note 3(a)))	121,756	121,756
Issue of common shares on public offering ((Recast - Note 3(a)))		6,957,500
Share issuance costs ((Recast - Note 3(a)))	(6,069)	(6,069)
Stock-based compensation ((Recast - Note 3(a)))	4,923		4,376	547
Net loss for the year ((Recast - Note 3(a)))	(34,357)				(42,142)		7,785
Dividends paid by joint ventures ((Recast - Note 3(a)))	(6,000)						(6,000)
Other comprehensive income ((Recast - Note 3(a)))	7,414					7,414
Balance ((Recast - Note 3(a)))	196,007	430,608	4,205	5,141	(284,509)	25,641	14,921
Balance (in shares) ((Recast - Note 3(a)))		46,972,304
Balance at Mar. 31, 2011
Increase (Decrease) in Stockholders' Equity
Issue of common shares on exercise of stock options	1,816	2,810		(994)
Issue of common shares on exercise of stock options		225,845
Issue of common shares on exercise of performance share units		3,799	(3,799)
Issue of common shares on exercise of performance share units		391,612
Issue of common shares in connection with acquisitions	23,052	23,052
Issue of common shares in connection with acquisitions		915,021
Cancellation of common shares	(1,258)	(403)			(855)
Cancellation of common shares		(49,181)
Stock-based compensation	6,058		5,706	352
Net loss for the year	(32,836)				(45,794)		12,958
Dividends paid by joint ventures	(10,000)						(10,000)
Other comprehensive income	(12,370)					(12,370)
Balance at Dec. 31, 2011	$ 170,469	$ 459,866	$ 6,112	$ 4,499	$ (331,158)	$ 13,271	$ 17,879
Balance (in shares) at Dec. 31, 2011		48,455,601

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Loss for the year	$ (32,836)
Items not involving cash:
Depreciation and amortization	6,280
Stock-based compensation expense	6,179
Deferred income tax expense (recovery)	(3,963)	761	(1,271)
Change in deferred lease inducements	(47)
Gain on disposition of long-term investments			(2,827)
Loss (income) from investment accounted for by the equity method	(1,500)
Accretion of long-term debt	1,016
Other	654
Changes in non-cash operating working capital:
Accounts receivable	(18,581)
Inventories	(2,051)
Prepaid expenses	(4,639)
Accounts payable and accrued liabilities	3,255
Deferred revenue	4,430
Warranty liability	5,860
Net cash provided by operating activities	(35,943)
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,269)
Purchase of intangible assets	(123)
Sale of short-term investments, net	15,516
Advances on loan receivable	(29,816)
Repayment on loan receivable	24,013
Acquisitions, net of acquired cash (note 4)	(9,084)
Net cash used in investing activities	(13,718)
Cash flows from financing activities:
Repayment on operating lines of credit	(3,240)
Repayment of short-term debt	(221)
Repayment of long-term debt	(53,057)
Issuance of subordinated debenture notes	34,345
Shares issued for cash	1,816
Dividends paid to joint venture partner	(10,000)
Net cash (used in) provided by financing activities	(31,749)
Effect of foreign exchange on cash and cash equivalents	3,246
Increase (decrease) in cash and cash equivalents	(78,164)
Cash and cash equivalents, beginning of year	148,462
Cash and cash equivalents, end of year	70,298	148,462
Supplementary information:
Interest paid	1,349
Taxes paid	7,460
Non-cash transactions:
Purchase of property, plant and equipment by assumption of capital lease obligation	34
Shares issued on exercise of performance share units	3,799
Cancellation of performance share units	1,258
Common shares issued in connection with acquisitions (note 4)	23,052
Contingent consideration payable in common shares for Alternative Fuel Vehicle Sweden AB acquisition (note 4)	428
(Recast - Note 3(a))
Cash flows from operating activities:
Loss for the year		(34,357)	(27,440)
Items not involving cash:
Depreciation and amortization		3,455	1,828
Stock-based compensation expense		4,923	4,530
Deferred income tax expense (recovery)		761	(1,271)
Change in deferred lease inducements		(58)	(95)
Gain on disposition of long-term investments			(2,827)
Loss (income) from investment accounted for by the equity method		(842)	983
Accretion of long-term debt		1,992	1,298
Other		(344)
Changes in non-cash operating working capital:
Accounts receivable		5,523	(5,667)
Inventories		(1,927)	5,523
Prepaid expenses		(488)	54
Accounts payable and accrued liabilities		(2,831)	645
Deferred revenue		3,058	1,526
Warranty liability		(2,844)	1,495
Net cash provided by operating activities		(23,979)	(19,418)
Cash flows from investing activities:
Purchase of property, plant and equipment		(3,613)	(204)
Sale of short-term investments, net		3,376	7,584
Proceeds from disposition of long-term investments			3,744
Advances on loan receivable		(20,942)	(17,099)
Repayment on loan receivable		18,185	12,721
Acquisitions, net of acquired cash (note 4)		(13,016)
Investment in equity interest (note 7)		(4,316)
Net cash used in investing activities		(20,326)	6,746
Cash flows from financing activities:
Repayment of demand installment loan		(3,206)	(1,245)
Repayment of short-term debt			(1,120)
Repayment of long-term debt		(117)	(42)
Shares issued for cash		134,563	59,625
Share issuance costs		(6,069)	(3,192)
Dividends paid to joint venture partner		(6,000)	(4,000)
Net cash (used in) provided by financing activities		119,171	50,026
Effect of foreign exchange on cash and cash equivalents		3,116	2,171
Increase (decrease) in cash and cash equivalents		77,982	39,525
Cash and cash equivalents, beginning of year		70,480	30,955
Cash and cash equivalents, end of year		148,462	70,480
Supplementary information:
Interest paid		1,729	1,437
Taxes paid		11,394	8,454
Non-cash transactions:
Purchase of property, plant and equipment by assumption of capital lease obligation			343
Shares issued on exercise of performance share units		2,344	3,190
Cancellation of performance share units		$ 895

Company organization and operations:	9 Months Ended
Dec. 31, 2011
Company organization and operations:
Company organization and operations:
1.	Company organization and operations:

Westport Innovations Inc. (the “Company”) was incorporated under the Business Corporations Act (Alberta) on March 20, 1995.

The Company is a provider of high-performance, low-emission engine and fuel system technologies utilizing gaseous fuels. Its technology and products enable light (<5.9-litre), medium (5.9- to 8.9-litre), heavy-duty (11- to 16-litre) and high horsepower (>16-litre) petroleum-based fuel engines to use primarily natural gas, giving users a cleaner, more plentiful and generally less expensive alternative fuel.

The Company is focused on developing technology to enable more environmentally sustainable engines without compromising the performance, fuel economy, durability, and reliability of diesel engines. The substitution of natural gas for petroleum-based fuel drives a significant reduction in harmful combustion emissions, such as nitrogen oxides, particulate matter and greenhouse gas, in addition to providing an abundant, relatively inexpensive alternative fuel. Its systems can be used to enable combustion engines to use gaseous fuels, such as natural gas, propane, or hydrogen. Its research and development effort and investment have resulted in a substantial patent portfolio that serves as the foundation for its differentiated technology offerings and competitive advantage.

The Company has a joint venture interest in Cummins Westport Inc. (“CWI”), a joint venture with Cummins Inc. (“Cummins”), formed in 2001 (note 21 (a)). CWI develops, supports and markets a comprehensive product line of on highway low-emission, high performance engines and ancillary products using proprietary intellectual property.

On July 2, 2010, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of OMVL S.p.A. (“OMVL”), including its 51% interest in Westport Light Duty Canada Inc. (previously named “Juniper Engines Inc.”, from Società Italiana Tecnomeccanica La Precisa S.p.A. and Sit International B.V (note 4(c)). OMVL is based in Pernumia, Italy and designs, manufactures and markets complete fuelling systems for new vehicles and the aftermarket conversion of engines from gasoline to compressed natural gas and liquefied petroleum gas.

On July 1, 2011, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of Emer S.p.A. (“Emer”), from Venice S.p.A. (note 4(a)). Based in Brescia, Italy, Emer is a fuel system provider in the compressed natural gas (“CNG”) and liquefied petroleum gas (“LPG”) industry.

On October 12, 2011, the Company acquired, through its wholly owned subsidiary, Westport Light Duty Inc., 100% of the outstanding shares of Alternative Fuel Vehicle Sweden AB (“AFV”) (note 4(b)). Based in Gothenburg, Sweden, AFV is the sole supplier of natural gas fuel systems to Volvo Car Company.

These consolidated financial statements have been presented on a going concern basis, which assumes the realization of assets and the settlement of liabilities in the normal course of operations. To date, the Company has financed its operations primarily by equity and debt financing, sale of investments, its share of operating cash flows from CWI, operating cash flows from its wholly owned subsidiaries, and margins on the sale of products and parts. If the Company does not have sufficient funding from internal or external sources, it may be required to delay, reduce or eliminate certain research and development programs and forego acquisition of certain equipment. The future operations of the Company are dependent upon its ability to produce, distribute and sell an economically viable product to attain profitable operations.

Significant accounting policies:	9 Months Ended
Dec. 31, 2011
Significant accounting policies:
Significant accounting policies:
2.	Significant accounting policies:

(a)	Basis of presentation:

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and variable interest entities for which the Company is considered the primary beneficiary. Intercompany balances and transactions have been eliminated.

Interests in variable interest entities are consolidated by the Company if the Company is the primary beneficiary. The Company has identified CWI and BTIC Westport Inc. (“BWI”) as variable interest entities and determined that the Company is the primary beneficiary. Accordingly, the Company has consolidated these entities. The 50% interest held by the Company’s joint venture partners is reflected as “joint venture partners’ share of net assets of joint ventures” in these consolidated financial statements.

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Effective April 1, 2011, the Company elected to report its consolidated financial statements in accordance with U.S. GAAP. The change in generally accepted accounting principles and its impact on the consolidated financial statements is described in note 3(a).

(b)	Foreign currency translation:

Effective April 1, 2010, the Company changed the reporting currency for its consolidated financial statement presentation from the Canadian dollar to the United States dollar. The functional currency of the Company’s operations continues to be the Canadian dollar except for CWI, which continues to use the U.S. dollar as its functional currency, OMVL and Emer, which use the Euro as their functional currency, and AFV, which uses the Swedish Krona as its functional currency. The Company translates its consolidated Canadian dollar, Euro and Swedish Krona functional currency financial statements into the reporting currency using the current rate method. All assets and liabilities are translated using the period end exchange rates. Shareholders’ equity balances are translated using a weighted average of historical exchange rates. Revenues and expenses are translated using the monthly average rate for the period. All resulting exchange differences are recognized in other comprehensive income.

Transactions that are denominated in currencies other than the functional currency of the Company or its subsidiaries are translated at the rate in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated at the exchange rate in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the statement of operations, except for the translation gains and losses arising from available-for-sale instruments which are recorded through other comprehensive income until realized through disposal or impairment.

Except as otherwise noted, all amounts in these financial statements are presented in U.S. dollars. The year-end exchange rate of the Canadian dollar as at December 31, 2011 was $1.02 (March 31, 2011 – $1.03), and the average exchange rate for the nine month period ended December 31, 2011 was $1.01 (years ended March 31, 2011 – $0.98; March 31, 2010 – $0.92). The period end exchange rate of the Euro was 1.30 (March 31, 2011 – 1.42), and the average exchange rate for the Euro for the nine month period ended December 31, 2011 was 1.40 (July 2, 2010 to March 31, 2011 – 1.34). The period end exchange rate of the Swedish Krona was 0.15 (October 12, 2011 – 0.15) and the average exchange rate for the Swedish Krona from October 12, 2011 to December 31, 2011 was 6.74.

(c)	Cash and cash equivalents:

Cash and cash equivalents includes cash, term deposits, bankers acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired. Cash equivalents are considered as held for trading and recorded at fair value with changes in fair value recognized in the consolidated statements of operations.

(d)	Short-term investments:

Short-term investments, consisting of investment grade commercial paper, banker acceptances, bearer deposit notes, guaranteed investment certificates and other term deposits, are considered available for sale and recorded at fair value with changes in fair value recognized in accumulated other comprehensive income until realized. A decline in value that is considered other than temporary is recognized in net loss for the period.

(e)	Accounts and loans receivable:

Accounts receivable and loans receivable are measured at amortized cost. An allowance for doubtful accounts is recorded based on a review of specific accounts deemed uncollectible. Account balances are charged against the allowance in the period in which it is considered probable that the receivable will not be recovered.

(f)	Inventories:

The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and assembled parts. Inventories are recorded at the lower of cost and net realizable value. Cost is determined based on the lower of weighted average cost and net realizable value. The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead including depreciation. An inventory obsolescence provision is provided to the extent cost of inventory exceeds net realizable value. In establishing the amount of the inventory obsolescence provision, management estimates the likelihood that inventory carrying values will be affected by changes in market demand and technology, which would make inventory on hand obsolete.

(g)	Property, plant and equipment:

Property, plant and equipment are stated at cost. Depreciation is provided as follows:

Assets	Basis	Rate
Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 years
Leasehold improvements	Straight-line	Lease term

(h)	Long-term investments:

The Company accounts for investments in which it has significant influence using the equity basis of accounting. All other long-term investments, other than warrants, are designated as available for sale and recorded at their fair value to the extent a reliable fair value is determinable. Changes in fair value are recognized in accumulated other comprehensive income (loss). A decline in value that is considered other than temporary is recognized in net loss for the period. Investments in warrants are accounted for as derivative instruments and recognized at fair value. Changes in fair value are recognized in net loss for the year.

(i)	Financial liabilities:

Accounts payable and accrued liabilities, short-term debt and long-term debt are measured at amortized cost. Transaction costs relating to long-term debt are deferred in other assets on initial recognition and are amortized using the effective interest rate method.

(j)	Research and development costs:

Research and development costs are expensed as incurred and are recorded net of government funding received or receivable. Related investment tax credits reduce research and development expenses in the same year in which the related expenditures are charged to earnings or loss, provided there is reasonable assurance the benefits will be realized.

(k)	Government assistance:

The Company periodically applies for financial assistance under available government incentive programs, which is recorded in the period it is received or receivable. Government assistance relating to the purchase of property, plant and equipment is reflected as a reduction of the cost of such assets. Government assistance related to research and development activities is recorded as a reduction of the related expenditures.

(l)	Intangible assets:

Intangible assets consist primarily of the cost of intellectual property, trademarks, technology, customer contracts and non-compete agreements. Intangible assets are amortized over their estimated useful lives which range from 5 to 20 years.

(m)	Impairment of long-lived assets:

The Company reviews its long-lived assets for impairment, including property, plant and equipment and intellectual property, to be held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount. An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value. When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.

(n)	Goodwill impairment:

Goodwill is not amortized and instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that goodwill might be impaired. This impairment test is performed annually at November 30.

A two-step test is used to identify a potential impairment and to measure the amount of impairment, if any. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired; otherwise, goodwill is impaired and the loss is measured by performing step two. Under step two, the impairment loss is measured by comparing the implied fair value of the reporting unit goodwill with the carrying amount of goodwill.

Fair value is determined using widely accepted valuation techniques, including discounted cash flows and market multiple analyses. These types of analyses contain uncertainties because they require management to make assumptions and to apply judgment to estimate industry economic factors and the profitability of future business strategies. It is the Company’s policy to conduct impairment testing based on its current business strategy in light of present industry and economic conditions, as well as its future expectations.

Goodwill is recorded at the time of purchase for the excess of the amount of the purchase price over the fair values of the assets acquired and liabilities assumed. Future adverse changes in market conditions or poor operating results of underlying assets could result in losses or an inability to recover the carrying value of the goodwill, thereby possibly requiring an impairment charge.

(o)	Warranty liability:

Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue. The Company provides warranty coverage on products sold for a period of two years from the date the products are put into service by customers. Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period. Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period. The Company uses historical failure rates and cost to repair defective products together with known information to estimate the warranty liability. New product launches require a greater use of judgment in developing estimates until claims experience becomes available. Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch. The Company records warranty expense for new products upon shipment using a factor based upon historical experience from previous engine generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter. The ultimate amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products. Since a number of the Company’s products are new in the market, historical data may not necessarily reflect actual costs to be incurred and may result in significant fluctuations in the warranty liability.

(p)	Extended warranty:

The Company sells extended warranty contracts that provide coverage in addition to the basic two-year coverage. Proceeds from the sale of these contracts are deferred and amortized over the extended warranty period commencing at the end of the basic warranty period. On a periodic basis, management reviews the estimated warranty costs expected to be incurred related to these contracts and recognizes a loss to the extent such costs exceed the related deferred revenue.

(q)	Revenue recognition:

Product and parts revenue is recognized when the products are shipped and title passes to the customer. Revenue also includes fees earned from performing research and development activities for third parties, as well as technology license fees from third parties. Revenue from research and development activities is recognized as the services are performed. Revenue from technology license fees is recognized over the duration of the licensing agreement. Amounts received in advance of the revenue recognition criteria being met are recorded as deferred revenue.

The Company also earns service revenue from certain research and development arrangements under which the Company provides contract services relating to developing natural gas engines or biogas engines for use in customer products. Service revenue is recognized using the milestone method upon completion of project milestones as defined and agreed to by the Company and its customers. The Company recognizes consideration earned from the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The payment associated with each milestone relates solely to past performance and is deemed reasonable upon consideration of deliverables and the payment terms within the contract.

(r)	Income taxes:

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on temporary differences between the accounting and tax basis of the assets and liabilities and for loss carry forwards and are measured using the tax rates expected to apply when these tax assets and liabilities are recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes income tax laws that have been enacted at the balance sheet date. A valuation allowance is provided to reduce the deferred income tax assets if, based upon available evidence, it is more likely than not that some or all of the deferred income tax assets will not be realized.

The Company recognizes the benefit of tax positions when it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement.

In cases where the Company is charged interest and penalties on uncertain tax positions that do not meet the recognition criteria, the Company includes these in interest expense and other operating expenses, respectively.

(s)	Stock-based compensation plans:

The Company has stock option plans, which are described in note 18(a). The Company accounts for stock-based compensation related to stock options granted to employees and directors at their fair value on the date of grant. Compensation expense, net of estimated forfeitures, is recognized in results from operations over the vesting period. The Company has an employee share purchase plan, which is described in note 18(b). The Company matches the employees’ contribution and recognizes this cost as an expense in the period it is incurred. This plan was terminated on March 31, 2011.

The Company also issues share units under its stock-based compensation plans as described in note 18(c). The Company grants both restricted share units (“RSUs”) and performance share units (“PSUs”). The Company accounts for stock-based compensation related to RSUs and PSUs (the “Units”) at their fair value on the date of grant, and compensation expense, net of estimated forfeitures, is recognized in the period earned, which generally is the period over which the Units vest. Certain Units vest based on both a service condition and a market condition which is determined by the performance of the Company’s share price on the Toronto Stock Exchange. The impact of market conditions, if any, on the compensation expense is determined at the time of grant with no adjustment to compensation expense for actual result of the market condition.

(t)	Post-retirement benefits:

The Company has implemented a group-registered retirement savings plan (“RRSP”) in which full-time employees of the Company are eligible to participate. Eligible employees may make contributions up to their personal eligible contribution limit under the Canadian Income Tax Act. The Company contributes up to a maximum combined total of 5% of the employee’s regular base pay to the RRSP and/or the employee share purchase plan and recognizes this cost as an expense in the period it is incurred. During the nine months ended December 31, 2011, the Company recognized $699 (years ended March 31, 2011—$661; March 31, 2010—$635) of expense associated with the RRSP.

(u)	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of estimates are the determination of the fair value of assets and liabilities acquired in business combinations, the determination of future cash flows and discount rates for impairment of long-lived assets and goodwill, valuation of inventories, valuation of deferred income tax assets and recognition of tax uncertainties, and the determination of warranty liability. Actual results could differ from those estimates.

(v)	Loss per share:

Basic loss per share is calculated using the weighted average number of shares outstanding during the period. Diluted loss per share is computed similarly to basic loss per share, except the weighted average number of shares outstanding is increased to include additional shares from the assumed exercise of conversion options, stock options, warrants, and performance and restricted share units, if dilutive. For stock options, warrants and share units, the number of additional shares is calculated by assuming that outstanding stock options, warrants and share units were exercised at the beginning of the year or when granted and the proceeds from such exercises were used to repurchase shares of common stock at the average market price during the period. For conversion options, the Company uses the if-converted method, which assumes the exercise of options occurs at the beginning of the year or when granted. For all periods presented, diluted loss per share does not differ from basic loss per share as the impact of dilutive securities is anti-dilutive.

(w)	Reclassifications:

Certain items in the prior period financial statements have been reclassified to conform with current year presentation.

Accounting changes:	9 Months Ended
Dec. 31, 2011
Accounting changes:
Accounting changes:
3.	Accounting changes:

(a)	Changes in accounting policies:

Change in generally accepted accounting principles:

The Company historically prepared its consolidated financial statements in accordance with Canadian GAAP and provided a supplemental reconciliation to U.S. GAAP. Effective April 1, 2011, the Company adopted U.S. GAAP as the accounting and reporting framework for its consolidated financial statements. These consolidated financial statements, including the related notes, have been prepared in accordance with U.S. GAAP. All comparative financial information contained herein has been recast to reflect the Company’s results as if the Company had historically reported in accordance with U.S. GAAP. The adjustments related to the amortization of acquired in-process research and development costs, classification of debt issuance costs and tax impact on realized and unrealized gain on available for sale securities. The adjustments resulted in a decrease in accumulated deficit of $146, a decrease in assets of $12, an increase in liabilities of $130 and a decrease in shareholders’ equity of $142 at April 1, 2011. The adjustments also resulted in a decrease in net loss of $141 and $129 for the years ended March 31, 2011 and 2010, respectively.

Change in goodwill impairment testing date:

Due to the change of the Company’s fiscal year-end from March 31 to December 31, the annual goodwill impairment testing date has been changed to November 30 from January 31, effective for the nine-month period ended December 31, 2011.

(b)	Adoption of new accounting standards:

Multiple-Deliverable Revenue Arrangements

In October 2009, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements. The new guidance provides a more flexible alternative to identify and allocate consideration among multiple elements in a bundled arrangement when vendor-specific objective evidence or third-party evidence of selling price is not available. The new guidance requires the use of the relative selling price method and eliminates the residual method to allocation arrangement consideration. Additional expanded qualitative and quantitative disclosures are also required. The guidance is effective for the Company prospectively for revenue arrangements entered into or materially modified on or after April 1, 2011. Adoption of this update did not have any impact on the Company’s consolidated financial statements.

Fair value measurements and disclosures

In January 2010, the FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures, to require more robust disclosures about the different classes of assets and liabilities measured at fair value, the valuation techniques and inputs used, the activity in Level 3 fair value measurements, and transfers between Levels 1, 2, and 3. This update was effective for the Company on April 1, 2011. The adoption of this update increased our disclosure requirements on the fair value of our financial instruments, which is included in note 24.

Intangibles – Goodwill and Other

In December 2010, the FASB issued ASU No. 2010-28, Intangibles—Goodwill and Other, which modifies step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform step 2 of the impairment test if it is more likely than not that a goodwill impairment exists. This update was effective for the Company on April 1, 2011. Adoption of this update did not have any impact on the consolidated financial statements.

Business Combinations

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations, on the disclosure of supplementary pro forma information for business combinations. A public entity (acquirer) that presents comparative financial statements should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. This update is effective prospectively for acquisitions on or after April 1, 2011 for the Company. As a result of adopting this update, the additional disclosures required by this update were made in note 4 related to the Company’s acquisition of Emer and AFV.

(c)	New accounting pronouncements:

Fair value measurements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, (“ASU 2011-04”). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. The Company does not anticipate the adoption of this standard to have a material impact in the Company’s consolidated financial statement footnote disclosures.

Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12 (“ASU 2011-12”), which defers certain requirements within ASU 2011-05. These amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income in all periods presented. This new guidance is to be applied retrospectively. The Company does not expect the adoption of this standard to have any impact on the Company’s consolidated financial statements.

Intangibles – Goodwill and other

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment (“ASU 2011-08”), which allows an entity to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will be applying this guidance effective for our fiscal year beginning January 1, 2012.

Balance sheet

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments. Entities are required to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. This new guidance is to be applied retrospectively. The Company anticipates that the adoption of this standard will expand its consolidated financial statement footnote disclosures.

Business combinations:	9 Months Ended
Dec. 31, 2011
Business combinations:
Business combinations:
4.	Business combinations:

(a)	Acquisition of Emer:

On July 1, 2011, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of Emer from the seller. The fair value of the consideration for the acquisition was $39,706 and is still subject to adjustment. Westport paid cash of $17,607 on closing and issued 881,860 common shares with a value of $22,099 based on the NASDAQ closing price of the Company’s shares on July 1, 2011 of $25.06. The Company also assumed approximately $77,000 in existing net debt of Emer. Post-closing, Westport repaid approximately $36,300 of the debt, leaving approximately $40,700 in debt on the consolidated balance sheet as of July 1, 2011.

The acquisition was accounted for as a business combination using the purchase method. The results of Emer have been included in the consolidated financial statements of the Company from July 1, 2011. The Company has engaged an independent third-party to value property and equipment, inventories and intangible assets. The fair value amounts below are preliminary and subject to change. The final fair value amounts may differ materially from the amounts disclosed below. Any such changes in the determination of the fair value of the assets and liabilities acquired could also result in changes to current and future operating results. Preliminary fair value adjustments include adjustments to inventories, property, plant and equipment, intangible assets and deferred taxes. The estimated preliminary fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Property, plant and equipment	$17,644
Other tangible assets, including cash of $11,073	60,532
Intangible assets subject to amortization over 5 to 20 years	32,954
Goodwill	50,774

Total assets acquired	161,904
Less:
Long-term debt	(83,272)
Other liabilities	(38,926)

Total net assets acquired	$39,706

Consideration:
Cash	$17,607
Common shares	22,099

$39,706

The foreign exchange rate used to translate Euro denominated net assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.45 based on the July 1, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $50,774. Goodwill includes the value of the assembled work force and expected synergies including access to markets and supply chain integration. Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for Emer of $31,831 and $1,924, respectively, from July 1, 2011 to December 31, 2011. Had the Company acquired Emer on April 1, 2011, consolidated pro forma revenue and net loss for the nine-month period ended December 31, 2011 would have been $247,216 (year ended March 31, 2011 – $219,609) and $54,927 (year ended March 31, 2011 – $31,322), respectively, not including the financial results of AFV (note 4(b)).

The Company incurred acquisition related expenses of $1,683 during the nine months ended December 31, 2011, which have been recorded in general and administrative expenses in the consolidated statements of operations.

(b)	Acquisition of AFV:

On October 11, 2011, the Company acquired, through its wholly owned subsidiary Westport Light Duty Canada Inc., 100% of the outstanding shares of AFV. The fair value of the consideration for the acquisition was $3,939. Westport paid cash of $2,558 on closing and issued 33,161 common shares with a value of $953 based on the TSX closing price of the Company’s shares on October 11, 2011 of $28.74 (CDN$29.56). There is also a contingent earn-out which will be settled in Westport shares if AFV achieves certain performance targets by December 31, 2014.

The Company also assumed approximately $1,087 in existing debt of AFV. Upon closing Westport settled $420 of the debt, leaving approximately $667 in debt on the consolidated balance sheet as of October 11, 2011.

The acquisition was accounted for as a business combination using the purchase method. The results of AFV have been included in the consolidated financial statements of the Company from October 11, 2011.

The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets, including cash of $8	$2,161
Intangible assets subject to amortization over 8 years	2,638
Goodwill	2,701

Total assets acquired	7,500
Less: total liabilities	(3,561)

Total net assets acquired	$3,939

Consideration:
Cash	$2,558
Common shares	953
Contingent consideration payable	428

$3,939

The foreign exchange rate used to translate net assets acquired, liabilities assumed and purchase consideration from Swedish Krona into U.S. dollars was 6.6712 based on the October 11, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $2,701. Goodwill includes the value of the assembled work force and expected synergies including access to markets and product know-how. Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for AFV of $2,566 and $191, respectively, from October 11, 2011 to December 31, 2011. Had the Company acquired AFV on April 1, 2011, consolidated pro forma revenue and net loss for the nine months ended December 31, 2011 would have been $201,707 (year ended March 31, 2011 – $148,062) and $43,064 (year ended March 31, 2011 – $42,724), respectively, not including the financial results of Emer (note 4(a)).

The Company incurred acquisition related expenses of $93 during the nine months ended December 31, 2011, which have been recorded in general and administrative expenses in the consolidated statements of operations.

(c)	Acquisition of OMVL:

On July 2, 2010, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of OMVL, including its 51% interest in Juniper, from Società Italiana Tecnomeccanica La Precisa S.p.A and Sit International B.V. The fair value of the consideration for the acquisition was $25,711. Westport paid cash of $17,146 on closing, and is required to pay $10,778 (€7,600 euro) on the third anniversary of the closing date. The obligation to the Sellers payable on July 2, 2013 was recognized as a liability on the acquisition date and recorded at fair value. The amount is non-interest bearing and the fair value was determined using a credit adjusted risk free rate of 3.72% to discount future cash flows. The long-term payable to the sellers of OMVL is recorded in long-term debt on the consolidated balance sheet (note 13(b)).

The Company also entered into an “on first demand” bank guarantee in favour of the Sellers with Banca Intesa S.p.A, covering the Company’s future payment obligation payable on July 2, 2013. The bank guarantee is subject to a cross guarantee with the Bank of Montreal with whom the Company has a credit facility (note 13(b)).

The Company previously held the other 49% of Juniper, which was accounted for as a long-term investment using the equity method. After the transaction, Juniper became a wholly owned subsidiary of the Company. As a result of this transaction, the Company remeasured its 49% interest in the net assets and liabilities of Juniper held prior to the transaction at fair value and recognized a gain of $184, which is recorded in other income. For the period from April 1, 2010 to July 2, 2010, the Company recognized a loss of $155 (year ended March 31, 2010 – $983) from investment accounted for by the equity method.

The acquisitions were accounted for as business combinations using the purchase method. The results of OMVL and the additional 51% of Juniper have been included in the consolidated financial statements of the Company from July 2, 2010.

The Company obtained an independent third-party valuation of inventories, property and equipment, and intangible assets. The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets, including cash of $4,130	$23,531
Intangible assets subject to amortization	6,338
Goodwill	7,573

Total assets acquired	37,442
Less: total liabilities assumed and gain on acquisition of Juniper of $184	(11,731)

Total net assets acquired	$25,711

Consideration:
Cash	$17,146
Long-term payable	8,565

$25,711

The foreign exchange rate used to translate Euro denominated assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.26 based on the July 2, 2010 Bank of Canada closing rate.

The Company recognized goodwill associated with the transactions of $7,573. The goodwill includes the value of the assembled work force and expected synergies including access to markets and supply chain integration. Goodwill is not deductible for tax purposes.

The consolidated financial statements for the year ended March 31, 2011 reflect consolidated revenue for Juniper (including OMVL) of $23,713 and net loss of $5,138. Had the Company acquired OMVL on April 1, 2010, the Company’s pro forma revenue and net loss for the year end March 31, 2011 would have been $158,580 and $39,785, respectively.

The Company incurred acquisition related expenses of $397 during the year of acquisition, which have been recorded in general and administrative expenses in the consolidated statements of operations.

Accounts receivable:	9 Months Ended
Dec. 31, 2011
Accounts receivable:
Accounts receivable:
5.	Accounts receivable:

	December 31, 2011	March 31, 2011
Customer trade receivable	$43,268	$14,289
Government funding receivable	1,412	1,281
Due from joint venture partner and other receivables	11,528	1,075
Allowance for doubtful accounts	(785)	(711)

	$55,423	$15,934

Inventories:	9 Months Ended
Dec. 31, 2011
Inventories:
Inventories:
6.	Inventories:

	December 31, 2011	March 31, 2011
Purchased parts	$20,020	$10,494
Assembled parts	4,198	2,705
Work-in-process	6,994	3,453
Finished goods	6,360	1,349
Obsolescence provision	(515)	(1,196)

	$37,057	$16,805

During the nine months ended December 31, 2011, the Company recorded a write-down to net realizable value of approximately $430 (years ended March 31, 2011 – $nil; March 31, 2010 – $1,793) for obsolescence and scrap. Cost of revenue related to product revenue for the nine months ended December 31, 2011 was $128,036 (years ended March 31, 2011 – $72,448; March 31, 2010 – $66,277) and cost of revenue related to parts revenue was $17,894 (years ended March 31, 2011 – $18,534; March 31, 2010 – $16,702).

Long-term investments:	9 Months Ended
Dec. 31, 2011
Long-term investments:
Long-term investments:
7.	Long-term investments:

	December 31, 2011	March 31, 2011
Weichai Westport Inc.	$7,732	$5,622
Minda-Emer Technologies Ltd.	637	—

	$8,369	$5,622

On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Power Co. Ltd. and Hong Kong Peterson (CNG) Equipment Ltd. to form Weichai Westport Inc. (“WWI”). On October 11, 2011, the Company invested an additional $955 in WWI. The Company has a 35% equity interest in WWI.

For the nine months ended December 31, 2011, the Company recognized income of $1,438 (year ended March 31, 2011—$997), as income from investment accounted for by the equity method.

On July 1, 2011, the Company acquired 50% interest in Minda-Emer Technologies Ltd (“Minda-Emer”) through its acquisition of Emer. On the date of acquisition, the interest in Minda-Emer was ascribed a value of $643. As the Company does not control Minda-Emer, it accounts for this investment using the equity method. During the nine months ended December 31, 2011, the Company recognized income of $62.

The gain on sale of long-term investments recognized for the year ended March 31, 2010 of $2,827 consisted of disposals of various available-for-sale equity securities.

Other assets:	9 Months Ended
Dec. 31, 2011
Other assets:
Other assets:
8.	Other assets:

	December 31, 2011	March 31, 2011
Note receivable (a)	$2,446	$1,852
Deferred financing charges (b)	1,323	130
Other	259	—

	4,028	1,982
Current portion	(2,034)	—

	$1,994	$1,982

(a)	On October 15, 2010, the Company entered into a Note and Warrant Purchase Agreement (the “Agreement”) with a private energy company based in the United States to fund operating and capital expenditures related to infrastructure development activities. The Agreement was subsequently amended on September 30, 2011.

Under the Agreement, the Company loaned $2,200 and received 1,427,179 warrants representing 20% of the current outstanding shares to purchase common shares at $0.10 per share for a period of five years. The loan bears interest at 12.5%, and is payable on maturity dates ranging from October 15, 2012 to October 20, 2013.

Recoverability of the loan will depend on the future success of the counterparty’s operations and cash flows. The Company has determined that the fair value of the warrants is nominal, given that the counterparty’s development activities are at an early stage.

(b)	Financing charges incurred on the issuance of subordinated debentures (note 13(a)) have been deferred and are being amortized into income over the term of the loans using the effective interest rate method.

Property, plant and equipment:	9 Months Ended
Dec. 31, 2011
Property, plant and equipment:
Property, plant and equipment:
9.	Property, plant and equipment:

December 31, 2011	Cost	Accumulated amortization	Net book value
Land and buildings	$668	$124	$544
Computer equipment and software	8,914	7,257	1,657
Furniture and fixtures	2,072	1,602	470
Machinery and equipment	55,025	27,322	27,703
Leasehold improvements	14,930	9,061	5,869

	$81,609	$45,366	$36,243

March 31, 2011	Cost	Accumulated amortization	Net book value
Computer equipment and software	$7,839	$7,219	$620
Furniture and fixtures	1,741	1,331	410
Machinery and equipment	29,546	19,401	10,145
Leasehold improvements	10,088	9,180	908

	$49,214	$37,131	$12,083

As at December 31, 2011, equipment with a cost of $15,448 (March 31, 2011– $443) and a net book value of $3,662 (March 31, 2011 – $354) is held under capital lease.

Intangible assets:	9 Months Ended
Dec. 31, 2011
Intangible assets:
Intangible assets:
10.	Intangible assets:

December 31, 2011	Cost	Accumulated amortization	Net book value
Patents and trademarks	$19,508	$727	$18,781
Technology	6,380	1,122	5,258
Customer contracts	13,334	815	12,519
Non-compete agreement	37	13	24

	$39,259	$2,677	$36,582

March 31, 2011	Cost	Accumulated amortization	Net book value
Patents and trademarks	$3,273	$125	$3,148
Technology	2,059	190	1,869
Customer contracts	1,970	159	1,811
Non-compete agreement	37	6	31

	$7,339	$480	$6,859

During the nine months ended December 31, 2011 and the years ended March 31, 2011 and 2010, amortization of $1,806, $592 and $131, respectively, was recognized in the statement of operations.

The expected amortization of intangible assets for fiscal year 2012 to 2016 is $3,381 per year.

Goodwill:	9 Months Ended
Dec. 31, 2011
Goodwill:
Goodwill:
11.	Goodwill:

A continuity of goodwill is as follows:

	December 31, 2011	March 31, 2011
Balance, beginning of period	$8,202	$—
Acquisition of Emer (note 4(a))	50,774	—
Acquisition of AFV (note 4(b))	2,701	—
Acquisition of OMVL (note 4(c))	—	7,573
Impact of foreign exchange	(5,863)	629

Balance, end of period	$55,814	$8,202

Accounts payable and accrued liabilities:	9 Months Ended
Dec. 31, 2011
Accounts payable and accrued liabilities:
Accounts payable and accrued liabilities:
12.	Accounts payable and accrued liabilities:

	December 31, 2011	March 31, 2011
Trade accounts payable	$40,758	$18,270
Accrued payroll	9,534	4,852
Accrued interest	1,233	416
Income taxes payable	2,705	1,087
Other	1,577	140

	$55,807	$24,765

Long-term debt:	9 Months Ended
Dec. 31, 2011
Long-term debt:
Long-term debt:
13.	Long-term debt:

	December 31, 2011	March 31, 2011
Subordinated debenture notes (a)	$35,398	$15,078
Long-term payable (b)	9,330	9,919
Senior financing (c)	24,871	—
Senior revolving financing (c)	11,360	—
Other bank financing (d)	2,557	—
Capital lease obligations (e)	2,629	225

	86,145	25,222
Current portion	(20,568)	(15,210)

	$65,577	$10,012

(a)	On September 23, 2011, the Company raised $35,398 (CDN$36,000) through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis.

The debentures are unsecured and subordinated to senior indebtedness, mature on September 22, 2014 and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15th and September 15th of each year during the term, commencing on March 15, 2012.

The debentures are redeemable at the option of the Company but cannot be redeemed on or prior to September 22, 2012. The debentures may be redeemed at a price equal to $1,150 per $1,000 principal amount of the debentures after September 22, 2012 and on or before March 22, 2013. After March 22, 2013 and before maturity, the debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.

The Company has paid to Macquarie a cash commission equal to 3.85% of the gross proceeds of the offering totaling $1,460 which is included in other assets (note 8) and amortized over the term of the debentures.

On July 3, 2011, the Company repaid the previously outstanding debentures plus accrued interest totaling $15,078.

(b)	On July 2, 2010, the Company acquired OMVL for $25,711. A portion of the purchase price amounting to $9,859 (€7,600) is payable on the third anniversary of the closing date. The difference between the carrying value of this liability and the principal amount is accreted to the principal amount using the effective interest rate of 3.72% over the term to maturity. The amount payable to the Sellers will be paid in full on maturity and is not subject to any interest payments. The amount outstanding is denominated in Euros, exposing the Company to foreign exchange changes. The amount is guaranteed to the sellers of OMVL by Banca Intesa S.p.A with a cross guarantee from the Bank of Montreal with a letter of credit for $10,387 (CDN$10,564).

(c)	The senior financing agreement bears interest at the 6-month Euribor plus 2.5% and its carrying value is recorded at amortized cost using the effective interest rate method. The principal repayment schedule of the remaining senior financing is as follows for the years ended December 31:

2012	$6,635
2013	3,658
2014	4,023
2015	4,389
2016	4,572
2017	2,286

$25,563

The senior revolving financing facility bears interest at the 6-month Euribor plus 2.5% (4.1% as at December 31, 2011) and will be repaid through two principal payments of $6,486 (€5,000) and $5,189 (€4,000) on March 31, 2016 and September 30, 2017, respectively.

The Company has pledged its interest in Emer as a general guarantee for its senior financing and senior revolving financing.

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2011, the Company is in compliance with all covenants under the financing arrangements.

(d)	Other bank financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 4% to 9.63% and are payable on maturity dates ranging from May 31, 2012 to June 30, 2016.

(e)	The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 2.13% to 15.92%. The capital lease obligations require the following minimum annual payments during the respective fiscal years:

2012	$1,236
2013	935
2014	412
2015	241
2016	19
2017	2

2,845
Amount representing interest	(216)

$2,629

(f)	On September 29, 2011, the Company amended its credit facility that increased the maximum borrowings from CDN$20,000 to CDN$30,000. The credit facility is governed by a margin requirement limiting such borrowings to a calculated amount based on cash and investments held with the creditor. Borrowings may be drawn in the form of direct borrowings, letters of credit, foreign exchange forward contracts, and overdraft loans. Outstanding amounts on direct borrowings and overdraft loans drawn under this credit facility bear interest at the prime rate, and letters of credit bear interest at 0.75% per annum. As at December 31, 2011, no amounts of this credit facility were drawn (March 31, 2011 – $nil).

Warranty liability:	9 Months Ended
Dec. 31, 2011
Warranty liability:
Warranty liability:
14.	Warranty liability:

A continuity of the warranty liability is as follows:

	December 31, 2011	March 31, 2011	March 31, 2010
Balance, beginning of period	$18,035	$20,950	$19,496
Warranty claims	(9,514)	(14,143)	(14,164)
Warranty accruals	15,768	14,034	17,718
Change in warranty estimates	(10)	(2,735)	(2,059)
Impact of foreign exchange	(48)	(71)	(41)

Balance, end of period	$24,231	$18,035	$20,950
Current portion	(12,978)	(12,151)	(11,894)

Long-term portion	11,253	5,884	9,056

Other long-term liabilities:	9 Months Ended
Dec. 31, 2011
Other long-term liabilities:
Other long-term liabilities:
15.	Other long-term liabilities:

	December 31, 2011	March 31, 2011
Severance indemnity (a)	$1,914	$—
Long-term tax accrual (c)	644	—
Contingent consideration payable to acquire AFV (b)	428	—
Deferred lease inducements	118	164

	$3,104	$164

(a)	Italian law requires companies to make a mandatory termination payment to employees. It is paid, as a lump sum, when the employment ends for any reason such as retirement, resignation, or layoff. The severance indemnity liability is calculated in accordance with local civil and labour laws based on each employee’s length of service, employment category and remuneration. There is no vesting period or funding requirement associated with the liability. The liability recorded in the consolidated balance sheet is the amount that the employee would be entitled to if the employee terminates immediately. This liability for severance indemnities relates primarily to the Company’s employees in Italy.

(b)	The total purchase price to acquire AFV also includes earn-out payments payable in the Company’s shares and tied to revenue and production milestones to be achieved no later than December 31, 2014. This contingent consideration is estimated to be $428 as at December 31, 2011.

(c)	The long-term tax accrual represents the Company’s estimate of tax uncertainties associated with tax positions previously taken with respect to the Company’s tax returns. This accrual includes $161 of estimated interest and penalties.

Government assistance:	9 Months Ended
Dec. 31, 2011
Government assistance:
Government assistance:
16.	Government assistance:

From time to time, the Company enters into agreements for financial assistance with government agencies. During the nine months ended December 31, 2011, and the years ended March 31, 2011 and 2010, government assistance of $2,767, $1,675 and $1,333, respectively, was received or receivable by the Company, which has been recorded as a reduction of the related research and development expenditures (note 19).

Under the terms of an agreement with the Industry Canada’s Industrial Technologies Office (“ITO”), from April 1, 2008 to March 31, 2015, inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,327 (CDN $1,350) or 0.33% of the Company’s annual revenue provided that gross revenue exceeds $13,274 (CDN $13,500) in any of the aforementioned fiscal years. The royalty payment period may be extended until the earlier of March 31, 2018 or until cumulative royalties total $27,729 (CDN $28,200). For the nine months ended December 31, 2011, $1,327 (March 31, 2011 – $1,392) in royalties have been paid or are payable of which $996 (March 31, 2011 – $1,392) remains accrued in accounts payable and accrued liabilities as at December 31, 2011.

The Company is also obligated to pay royalties to the Government of Canada’s Department of Natural Resources equal to 1% of future revenue from engines for power generators until the earlier of ten years from the project completion date (August 30, 2004) or when cumulative royalties total $983 (CDN$1,000). As at December 31, 2011, there has been no revenue from the sales of engines for power generators; therefore, no royalty payments have been paid or are payable.

Share capital:	9 Months Ended
Dec. 31, 2011
Share capital:
Share capital:
17.	Share capital:

On December 17, 2009, the Company issued 5,462,500 common shares at a price of $10.50 per share. Gross proceeds totaled $57,356 and the Company incurred share issuance costs of $3,192.

On November 15, 2010, the Company issued 6,957,500 common shares at a price of $17.50 per share. Gross proceeds totaled $121,756 and the Company incurred share issue costs of $6,069.

On July 1, 2011, the Company issued 881,860 common shares at a price of $25.06 per share as part of the consideration paid to acquire Emer (note 4(a)).

On October 11, 2011, the Company issued 33,161 common shares at a price of $28.74 per share as part of the consideration paid to acquire AFV (note 4(b)).

Stock options and other stock-based plans:	9 Months Ended
Dec. 31, 2011
Stock options and other stock-based plans:
Stock options and other stock-based plans:
18.	Stock options and other stock-based plans:

At the Company’s 2010 annual general meeting, the Company’s shareholders ratified and approved the Westport Omnibus Plan and reserved 2,226,645 common shares under this plan. Under the Westport Omnibus plan, stock options, restricted share units (“RSUs”) and performance share units (“PSUs”) may be granted and are exercisable into common shares of the Company for no additional consideration. Any employee, contractor, director or executive officer of the Company is eligible to participate in the Westport Omnibus Plan.

The Executive and Senior Management Compensation Program sets out provisions where the RSUs and PSUs (together the “Units”) will be granted to the Company’s executive management if performance milestones are achieved as determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors. These performance milestones are focused on achievement of key cash management, profitability and revenue growth objectives. Vesting periods and conditions for each Unit granted pursuant to the Westport Omnibus Plan are at the discretion of the Board of Directors and may include time based, share price or other performance targets.

(a)	Stock options:

The Company grants incentive stock options to employees, directors, officers and consultants. Stock options are granted with an exercise price of not less than the market price of the Company’s common shares on the date immediately prior to the date of grant. The exercise period of the options may not exceed eight years from the date of grant. Vesting periods of the options are at the discretion of the Board of Directors and may be based on fixed terms, achieving performance milestones or reaching specified share price targets.

A summary of the status of the Company’s stock option plan as of December 31, 2011, March 31, 2011 and 2010 and changes during the periods then ended are presented as follows:

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)
Outstanding, beginning of period	562,014	$8.46	1,051,589	$8.13	1,136,163	$7.32
Granted	—	—	—	—	406,262	10.79
Exercised	(225,845)	7.87	(472,414)	7.19	(389,580)	6.53
Cancelled/expired	(8,142)	4.84	(17,161)	23.24	(101,256)	15.87

Outstanding, end of period	328,027	$8.96	562,014	$8.46	1,051,589	$8.13

Options exercisable, end of period	311,360	$8.55	455,206	$7.75	550,471	$8.44

Stock options are available for issuance under the Westport Omnibus Plan and were previously granted under the Company’s Stock Option Plan. During the nine month period ended December 31, 2011, the Company recognized $352 (years ended March 31, 2011 – $547; March 31, 2010 – $1,363) in stock-based compensation related to stock options. No stock options were granted during the nine month period ended December 31, 2011 or the year ended March 31, 2011. The fair value of the options granted during the year ended March 31, 2010 was determined using the Black-Scholes option pricing formula simulation with the following weighted average assumptions: expected dividend yield – nil%, expected stock price volatility – 78.7%, risk free interest rate – 1.60%; expected life of options – 3.3 years. The weighted average grant date fair value was $5.60 for options granted for the fiscal year ended March 31, 2010.

As at December 31, 2011, $87 of compensation cost related to stock option awards has yet to be recognized in the results from operations and will be recognized over a weighted average period of 2.48 years.

Range of exercise prices (CDN $)	Number outstanding, December 31, 2011	Weighted average remaining contractual life	Weighted average exercise price (CDN $)	Number exercisable, December 31, 2011	Weighted average exercise price (CDN $)
$ 3.22 to $ 3.47	8,360	2.5	$3.33	8,360	$3.33
4.24 to 4.87	37,955	2.3	4.48	37,955	4.48
5.29 to 5.99	87,487	1.4	5.29	87,487	5.29
6.13 to 9.10	33,399	2.1	8.88	33,399	8.88
10.33 to 11.11	118,686	3.0	11.07	118,686	11.07
14.90 to 16.50	42,140	3.8	15.85	25,473	15.42

$ 3.22 to $16.50	328,027	2.48	$8.96	311,360	$8.55

(b)	Employee share purchase plan:

The Company has an employee share purchase plan (“ESPP”) in which full-time employees of the Company are eligible to participate. Eligible employees may make contributions to the ESPP of up to 10% of their regular base pay. The Company contributes up to a maximum combined total of 5% of the employee’s regular base pay to the employee’s RRSP and/or ESPP. Shares contributed to the ESPP are purchased by the Company on a semi-monthly basis in the open market. Shares purchased on behalf of the employee with the employee’s contribution vest with the employee immediately. Shares purchased with the Company’s contribution vest on December 31st of each year, so long as the employee is still employed with the Company. The ESPP was cancelled on March 31, 2011.

(c)	Share units:

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the nine months ended December 31, 2011, the Company recognized $5,827 (years ended March 31, 2011 – $4,376; March 31, 2010 – $3,167) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

The fair value of all other Units was determined based on the market price of the underlying shares on the date of grant. Compensation expense, net of estimated forfeitures, is recognized in results from operations over the vesting period.

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2011, March 31, 2011 and March 31, 2010 are as follows:

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	1,377,237	$12.19	1,194,913	$8.56	1,729,970	$7.55
Granted	269,292	35.70	424,149	$22.78	105,084	$9.10
Exercised	(391,612)	9.61	(241,825)	$12.81	(601,855)	$5.65
Cancelled/expired	(4,000)	18.61	—	—	(38,286)	$10.91

Outstanding, end of period	1,250,917	18.04	1,377,237	$12.19	1,194,913	$8.56

Units outstanding and exercisable, end of period	276,931	7.97	541,534	$6.91	182,495	$10.79

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Unvested, beginning of period	835,703	$15.62	1,012,418	$8.16	1,132,410	$8.61
Granted	269,292	$35.70	424,149	$22.78	105,084	$9.10
Vested	(127,009)	$17.55	(548,733)	$7.58	(186,790)	$10.89
Cancelled/expired	(4,000)	$18.61	(52,131)	$13.64	(38,286)	$10.91

Unvested, end of period	973,986	$20.90	835,703	$15.62	1,012,418	$8.16

As at December 31, 2011, $14,114 of compensation cost related to Units awards has yet to be recognized in results from operations and will be recognized over a weighted average period of 3.34 years.

Of the Units granted during the nine months ended December 31, 2011, 145,794 Units were subject to market and service conditions. The fair value of these Units was determined using a Monte-Carlo simulation using the following weighted average assumptions: expected dividend yield – nil%; expected stock price volatility – 59.98%; and risk free interest rate – 1.52%. The valuation model determined the grant date fair value based on assumptions about the likelihood of the Company achieving different payout factors as driven by the market conditions. Payout factors are determined based upon the absolute stock price two years after the grant date and the stock price relative to a Synthetic Clean Tech index of comparative companies two years after the grant date. One-half of these Units vest after two years and the remainder after three years from the date of the grant. The impact of market conditions, if any, on compensation expense for these units is determined at the time of the grant with no adjustment to the compensation expense for the actual results of the market condition.

The fair value of all other Units was determined based on the market price of the underlying shares on the date of grant. Compensation expense, net of estimated forfeitures, is recognized in results from operations over the vesting period.

The aggregate intrinsic value of the Company’s stock option awards and share units at December 31, 2011 are as follows:

	December 31, 2011 CDN$	March 31, 2011 CDN$
Stock options:
Outstanding	$8,138	$7,187
Exercisable	7,851	6,143
Exercised	5,849	6,644
Share units:
Outstanding	$42,234	$29,266
Exercisable	9,352	11,508
Exercised	7,688	2,801

Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Research and development	$825	$627	$598
General and administrative	3,302	2,958	3,217
Sales and marketing	2,052	1,338	715

	$6,179	$4,923	$4,530

Research and development expenses:	9 Months Ended
Dec. 31, 2011
Research and development expenses:
Research and development expenses:
19.	Research and development expenses:

Research and development expenses are recorded net of program funding received or receivable. The research and development expenses had been incurred and program funding had been received or are receivable as follows:

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Research and development expenses	$46,061	$36,338	$27,546
Program funding (note 16)	(2,767)	(1,675)	(1,333)

Research and development	$43,294	$34,663	$26,213

Income taxes:	9 Months Ended
Dec. 31, 2011
Income taxes:
Income taxes:
20.	Income taxes:

(a)	The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 26.5% for the nine months ended December 31, 2011 (years ended March 31, 2011 – 28.0%; March 31, 2010 – 29.6%) as follows:

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Loss before income taxes	$(17,169)	$(24,710)	$(19,048)

Expected income tax recovery	$4,550	$6,919	$5,638
Reduction (increase) in income taxes resulting from:
Permanent differences for interest on long-term debt and amortization of discount	13	(558)	(384)
Non-deductible stock-based compensation	(1,642)	(1,379)	(1,341)
Other permanent differences	(176)	(42)	(33)
Withholding taxes	(500)	(303)	(194)
Change in enacted rates	(213)	24	(951)
Foreign tax rate differences, foreign exchange and other adjustments	(4,308)	(3,285)	(1,119)
Change in valuation allowance	(13,391)	(11,023)	(10,008)

Income tax expense	$(15,667)	$(9,647)	$(8,392)

(b)	The significant components of the net deferred income tax assets and liabilities are as follows:

	December 31, 2011	March 31, 2011
Deferred income tax assets:
Net operating loss carry forwards	$51,296	$40,581
Intangible assets	873	2,918
Property, plant and equipment	3,109	2,066
Financing and share issuance costs	5,212	2,472
Warranty liability	11,889	6,447
Deferred revenue	861	3,092
Inventory	1,972	713
Unrealized foreign exchange	1,324	889
Research and development	2,086	534
Other	1,782	997

Total gross deferred income tax assets	80,404	60,709
Valuation allowance	(61,456)	(48,065)

Total deferred income tax assets	18,948	12,644

Deferred income tax liabilities:
Intangible assets	6,696	1,936
Property, plant and equipment	4,168	829
Other	8	281

Total deferred income tax liabilities	10,872	3,046

Total net deferred income tax assets	$8,076	$9,598

Allocated as follows:
Current deferred income tax assets	$6,447	$7,282
Long-term deferred income tax assets	5,075	2,316
Long-term deferred income tax liabilities	(3,446)	—

Total net deferred income tax assets	$8,076	$9,598

The valuation allowance is reviewed on a quarterly basis to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that all the deferred income tax assets will be fully realized, a valuation allowance has been recorded.

The following is a summary of the changes in the deferred income tax asset valuation allowance:

	Nine months ended December 31, 2011	Year ended March 31, 2011
Beginning balance	$48,065	$32,368
Additions	13,391	15,697
Reductions	—	—

Ending deferred valuation allowance	$61,456	$48,065

(c)	The components of the Company’s income tax recovery (expense) are as follows:

		Income tax recovery (expense)
	Net income (loss) before income taxes	Current	Deferred	Total
Nine months ended December 31, 2011:
Canada	$(60,897)	$(500)	$—	$(500)
United States	42,923	(18,697)	1,775	(16,922)
Italy	(1,342)	(388)	2,205	1,817
Other	2,147	(45)	(17)	(62)

	$(17,169)	$(19,630)	$3,963	$(15,667)

Year ended March 31, 2011:
Canada	$(45,962)	$(304)	$(32)	$(336)
United States	21,633	(8,954)	(272)	(9,226)
Italy	1,015	372	(457)	(85)
Other	(1,396)	—	—	—

	$(24,710)	$(8,886)	$(761)	$(9,647)

Year ended March 31, 2010:
Canada	(39,297)	(201)	(41)	(242)
United States	20,774	(9,462)	1,312	(8,150)
Other	(525)	—	—	—

	$(19,048)	$(9,663)	$1,271	$(8,392)

(d)	The Company has loss carry forwards in the various jurisdictions available to offset future taxable income as follows:

Expiring in:	2012	2013	2014	2015	2016	2025 and later	Total
Canada	$—	$2,658	$2,466	$—	$—	$192,437	$197,561
Italy	—	—	—	—	—	3,685	3,685
United states	—	—	—	—	—	1,321	1,321
Sweden	—	—	—	—	—	776	776
Other	44	63	522	214	300	226	1,369

Total	$44	$2,721	$2,988	$214	$300	$198,445	$204,712

(e)	As at December 31, 2011, the Company has unrecognized tax benefits of $644 (March 31, 2011 – $nil) which is an increase based on tax positions related to the current year. All of these unrecognized tax benefits would affect the Company’s effective tax rate if recognized in future periods.

In cases where the Company is charged interest and penalties on uncertain tax positions that do not meet the recognition criteria, the Company includes these in interest expense and other operating expenses, respectively. As at December 31, 2011, the amount of accrued interest and penalties on unrecognized tax benefits was $161 (note 15(c)).

Investment in Joint Ventures:	9 Months Ended
Dec. 31, 2011
Investment in Joint Ventures:
Investment in Joint Ventures:	21. Investment in Joint Ventures:

Commitments and contingencies:	9 Months Ended
Dec. 31, 2011
Commitments and contingencies:
Commitments and contingencies:
22.	Commitments and contingencies:

The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2012	$4,122
2013	3,508
2014	1,565
2015	714
2016	659

$10,568

For the nine months ended December 31, 2011, the Company incurred operating lease expense of $2,070 (years ended March 31, 2011 – $1,599; March 31, 2010 – $1,459).

As at December 31, 2011, the Company’s wholly owned subsidiary Emer has provided a total amount of guarantees to third parties of $771 (€594), which include guarantees to its customers for the completion of specific supplies.

The Company is a party to a variety of agreements in the ordinary course of business under which it is obligated to indemnify a third party with respect to certain matters. Typically, these obligations arise as a result of contracts for sale of the Company’s product to customers where the Company provides indemnification against losses arising from matters such as product liabilities. The potential impact on the Company’s financial results is not subject to reasonable estimation because considerable uncertainty exists as to whether claims will be made and the final outcome of potential claims. To date, the Company has not incurred material costs related to these types of indemnifications.

Segmented information:	9 Months Ended
Dec. 31, 2011
Segmented information:
Segmented information:
23.	Segmented information:

The Company’s business operates in four reportable operating segments:

•	CWI which serves the medium- to heavy-duty engine markets. The fuel for CWI engines is typically carried on vehicles as compressed natural gas or liquefied natural gas;

•	Westport LD, which designs, produces and sells high-performance alternative fuel engines targeting the global CNG and LPG industrial and light-duty automotive market;

•

Westport HD, which offers a 15-litre LNG engine for the heavy-duty trucking market. Westport HD is our proprietary development platform, engaged in the engineering, design and marketing of natural-gas enabling technology for the heavy-duty diesel engine and truck market; and

•

Corporate, which includes corporate costs such as R&D, G&A, marketing, interest and other charges, foreign exchange and depreciation that cannot be attributed to a particular segment and are incurred by all segments.

These reporting segments offer different products and services and are managed separately as each business requires different technology and marketing strategies.

The accounting policies for the reportable segments are consistent with those described in note 2. The Company evaluates segment performance based on the net operating income (loss), which is before income taxes and does not include depreciation and amortization, foreign exchange gains and losses, bank charges, interest and other expenses, interest and other income, and gain on sale of long-term investments. The Company did not record any intersegment sales or transfers for the nine months ended December 31, 2011 and the years ended March 31, 2011 and 2010.

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Revenue:
CWI	$138,844	$111,287	$111,818
Westport LD	59,191	23,713	—
Westport HD	28,505	13,062	9,835
Corporate	—	—	—

	$226,540	$148,062	$121,653

Net operating income (loss):
CWI	$42,833	$25,399	$22,269
Westport LD	(8,820)	(2,183)	—
Westport HD	(23,221)	(18,371)	(22,085)
Corporate	(21,971)	(20,299)	(16,303)

	(11,179)	(15,454)	(16,119)

Depreciation and amortization:
CWI	(80)	(80)	(60)
Westport LD	(5,103)	(1,305)	—
Westport HD	—	—	—
Corporate	(1,097)	(2,070)	(1,768)

	(6,280)	(3,455)	(1,828)

Loss before undernoted	(17,459)	(18,909)	(17,947)
Other income (expense), net	290	(5,801)	(1,101)

Income before income taxes	$(17,169)	$(24,710)	$(19,048)

Capital expenditures:
CWI	$146	$442	$53
Westport LD	2,118	211	—
Corporate	11,005	2,960	151

	$13,269	$3,613	$204

For the nine months ended December 31, 2011, 60% (years ended March 31, 2011 – 60%; March 31, 2010 – 67%) of the Company’s revenue was from sales in the Americas, 18% (years ended March 31, 2011 – 15%; March 31, 2010 – 14%) from sales in Asia, and 22% (years ended March 31, 2011 – 25%; March 31, 2010—19%) from sales elsewhere.

As at December 31, 2011, total goodwill of $55,814 (March 31, 2011 – $8,202) was allocated to the Westport LD segment. As at December 31, 2011, total long-term investments of $7,732 (March 31, 2011 – $5,622) was allocated to the Corporate segment and $637 (March 31, 2011 – $nil) was allocated to the Westport LD segment. Total assets are allocated as follows:

	December 31, 2011	March 31, 2011
CWI	$52,369	$41,181
Westport LD	101,324	46,708
Westport HD and corporate	202,982	185,485

	$356,675	$273,374

Capital assets and goodwill information by geographic area:

	December 31, 2011	March 31, 2011
Italy	$72,378	$12,755
Canada	16,294	6,701
Sweden	2,519	—
United States	812	787
Australia	32	—
China	22	42

	$92,057	$20,285

Financial instruments:	9 Months Ended
Dec. 31, 2011
Financial instruments:
Financial instruments:
24.	Financial instruments:

(a)	Financial risk management:

The Company has exposure to liquidity risk, credit risk, foreign currency risk, and interest rate risk.

(b)	Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they are due. The Company has sustained losses and negative cash flows from operations since inception. At December 31, 2011, the Company has $85,677 of cash, cash equivalents, and short-term investments.

The following are the contractual maturities of financial obligations as at December 31, 2011:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	> 5 years
Accounts payable and accrued liabilities	$55,807	$55,807	$55,807	—	—	—
Unsecured subordinated debentures (1)	35,398	44,077	2,246	41,831	—	—
Long-term payable (2)	9,330	9,859	—	9,859	—	—
Senior financing (3)	24,871	28,791	8,124	8,866	9,493	2,308
Senior revolving financing (3)	11,360	14,386	12,191	1,033	1,033	129
Other bank financing	2,557	2,720	1,711	470	395	144
Other long-term debt	2,629	2,845	1,236	1,347	260	2
Operating lease commitments	—	10,568	4,122	5,073	1,373	—
Royalty payments(4)	—	23,735	1,327	2,655	19,753	—

	$141,952	$192,788	$86,764	$71,134	$32,307	$2,583

(1)	Includes interest at 9%.
(2)	Includes interest at 3.72%.
(3)	Includes interest at 4.1%, the rate in effect at December 31, 2011.
(4)

From fiscal 2011 to 2015, inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,327 (CDN$1,350) or 0.33% of the Company’s gross annual revenue from all sources, provided that gross revenue exceeds CDN$13,500 in any aforementioned fiscal year, up to a maximum of $27,718 (CDN$28,189). The Company has assumed the minimum required payments.

The Company expects to be able to meet its future financial obligations with its current source of funds. However, there are uncertainties related to the timing of the Company’s cash inflows and outflows, specifically around the sale of inventories and amounts required for market and product development costs. These uncertainties include the volume of commercial sales related to its natural gas engines and fuel system products and the development of markets for, and customer acceptance of, these products. As a result, the Company may need to seek additional equity or arrange debt financing, which could include additional lines of credit, in order to meet its financial obligations.

(c)	Credit risk:

Credit risk arises from the potential that a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash and cash equivalents, short-term investments, accounts receivable and loan receivable. The Company manages credit risk associated with cash and cash equivalents and short-term investments by regularly consulting with its current bank and investment advisors and investing primarily in liquid short-term paper issued by Schedule 1 Canadian banks, R1 rated companies and governments. The Company monitors its portfolio, and its policy is to diversify its investments to manage this potential risk.

The Company is also exposed to credit risk with respect to uncertainties as to timing and amount of collectability of accounts receivable and loans receivable. As at December 31, 2011, 77% (March 31, 2010 – 85%) of accounts receivable relates to customer receivables, 2% (March 31, 2010 – 8%) relates to government grants receivable and 21% (March 31, 2010 – 7%) relates to amounts due from partners and indirect and value added taxes receivable. The loan receivable in current assets is due from Cummins Inc., a large U.S. based engine manufacturer and the Company’s joint venture partner. The Company is also exposed to credit risk on a loan receivable from a private energy company (note 7). In order to minimize the risk of loss for customer receivables, the Company’s extension of credit to customers involves review and approval by senior management as well as progress payments as contracts are executed. Most sales are invoiced with payment terms in the range of 30 days to 90 days. The Company reviews its customer receivable accounts and regularly recognizes an allowance for doubtful receivables as soon as the account is determined not to be fully collectible. Estimates for allowance for doubtful debts are determined by a customer-by-customer evaluation of collectability at each balance sheet reporting date, taking into consideration past due amounts and any available relevant information on the customers’ liquidity and financial position.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable, loan receivable and other assets of $164,604 at December 31, 2011 represents the Company’s maximum credit exposure.

(d)	Foreign currency risk:

Foreign currency risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in foreign currency exchange rates. The Company conducts a significant portion of its business activities in foreign currencies, primarily the United States dollar (“U.S.”) and the Euro (“Euro”). Cash and cash equivalents, short-term investments, accounts receivable, accounts payable, and long-term debt that are denominated in foreign currencies will be affected by changes in the exchange rate between the Canadian dollar and these foreign currencies.

The Company’s objective in managing its foreign currency risk is to minimize its net exposures to foreign currency cash flows by transacting with third parties in U.S. dollars and Canadian dollars to the maximum extent possible and practical. The Company attempts to limit its exposure to foreign currency risk by holding a combination of Canadian and U.S. denominated cash and cash equivalents and short-term investments based on forecasted Canadian or U.S. dollar net expenditures. The Company currently does not enter into any forward foreign currency contracts to further limit its exposure.

The Company’s functional currency is the Canadian dollar. The U.S. dollar and the Euro carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet at December 31, 2011 is as follows:

U.S. dollars
Cash and cash equivalents	$28,311
Short-term investments	11,955
Accounts receivable	781
Other assets	2,446
Accounts payable	3,484

Euros
Cash and cash equivalents	€339
Long-term debt	7,193

If foreign exchange rates on December 31, 2011 had changed by 25 basis points, with all other variables held constant, net loss for the year ended December 31, 2011 would have changed by $100 and $17 for US dollar denominated and Euro denominated financial instruments, respectively. The Company’s exposure to currencies other than U.S. dollars and Euros is not material.

(e)	Interest rate risk:

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is subject to interest rate risk on its loan receivable and certain long-term debt with variable rates of interest. The Company limits its exposure to interest rate risk by continually monitoring and adjusting portfolio duration to align to forecasted cash requirements and anticipated changes in interest rates.

If interest rates for the year ended December 31, 2011 had changed by 50 basis points, with all other variables held constant, net loss for the year ended December 31, 2011 would have changed by $17.

(f)	Fair value of financial instruments:

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, loan receivable and accounts payable and accrued liabilities approximate their fair values due to the short-term period to maturity of these instruments.

The Company’s short-term investments are recorded at fair value. The long-term investment represents our interests in the WWI and Minda-Emer joint ventures, which are accounted for using the equity method.

The carrying value reported in the balance sheets for obligations under capital lease, which is based upon discounted cash flows, approximates its fair value.

Other assets consist of a note receivable from by a private energy company (note 8). It is recorded at the outstanding principal amount plus accrued interest. Given that the company is private, there is a lack of observable market data. However, the Company believes that the carrying value of the note approximates its fair value as the interest rate of 12.5% represents a market-based rate that would be demanded for a note with similar terms and conditions.

The Company also received warrants to purchase common shares under the Note and Warrant Purchase Agreement. As the shares are privately held, there is a lack of observable market data and the fair value of the common shares is not readily determinable. The Company believes the fair value of the warrants is nominal given the counterparty’s development activities are still at an early stage.

The carrying value reported in the balance sheet for the unsecured subordinated debenture notes (note 13(a)) approximates its fair value, based on market rates of interest for similar indebtedness. Additionally, the interest rate on the notes approximates the interest rate being demanded in the market for debt with similar terms and conditions.

The carrying value reported in the balance sheet for other long-term payable (note 13(b)) is recorded at amortized cost using the effective interest rate method. It is being accreted to the gross proceeds of €7,600 that is payable to OMVL on July 2, 2013 at the effective interest rate of 3.65%. As at December 31, 2011, the fair value of the long-term debt is higher than its carrying value by $191 based on a market interest rate of 2.35%.

The carrying value reported in the balance sheet for senior financing agreements (note 13(c)) approximates its fair value as at December 31, 2011, as the interest rate on the debt is floating and therefore approximates the market rate of interest. The Company’s credit spread also has not substantially changed from the 2.5% premium currently paid.

The Company categorizes its fair value measurements for items measured at fair value on a recurring basis into three categories as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 –	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

When available, the Company uses quoted market prices to determine fair value and classify such items in Level 1. When necessary, Level 2 valuations are performed based on quoted market prices for similar instruments in active markets and/or model-derived valuations with inputs that are observable in active markets. Level 3 valuations are undertaken in the absence of reliable Level 1 or Level 2 information.

As at December 31, 2011, cash and cash equivalents and short-term investments are measured at fair value on a recurring basis and are included in Level 1.

Subsequent events:	9 Months Ended
Dec. 31, 2011
Subsequent events:
Subsequent events:
25.	Subsequent events:

On February 20, 2012, the Company entered into an amended and restated joint venture agreement (“JVA”) with Cummins Inc. for the CWI joint venture. The JVA was amended to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties have revised certain economic terms of the JVA.

Under the prior JVA, CWI had a global exclusive right to design, engineer, and market mid-range on-road spark-ignited natural gas engines based on Cummins diesel engines manufactured in Cummins facilities. The Company and Cummins have agreed in the amended and restated JVA to focus CWI’s future product development on North American markets including engines for on-road applications between the displacement range of 5.9 litres through 12 litres, and to have these engines manufactured in Cummins North American plants.

The joint venture will now have a term ending December 31, 2021 and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of, one of the parties.

On February 22, 2012, the Company announced its offering of 5,500,000 common shares at a price of $43.25 per share in the United States and Canada, for gross proceeds of $237,875. The Company granted the underwriters of the offering an option to purchase an additional 825,000 common shares at the offering price. On February 27, 2012, the Company announced the closing of its offering of common shares, including the exercise of the underwriters’ over-allotment option in full. With the exercise of the option, the Company issued a total of 6,325,000 common shares under the offering for gross proceeds of $273,556.

Significant accounting policies: (Policies)	9 Months Ended
Dec. 31, 2011
Significant accounting policies:
Basis of presentation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and variable interest entities for which the Company is considered the primary beneficiary. Intercompany balances and transactions have been eliminated.

Interests in variable interest entities are consolidated by the Company if the Company is the primary beneficiary. The Company has identified CWI and BTIC Westport Inc. (“BWI”) as variable interest entities and determined that the Company is the primary beneficiary. Accordingly, the Company has consolidated these entities. The 50% interest held by the Company’s joint venture partners is reflected as “joint venture partners’ share of net assets of joint ventures” in these consolidated financial statements.

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Effective April 1, 2011, the Company elected to report its consolidated financial statements in accordance with U.S. GAAP. The change in generally accepted accounting principles and its impact on the consolidated financial statements is described in note 3(a).

Foreign currency translation

Effective April 1, 2010, the Company changed the reporting currency for its consolidated financial statement presentation from the Canadian dollar to the United States dollar. The functional currency of the Company’s operations continues to be the Canadian dollar except for CWI, which continues to use the U.S. dollar as its functional currency, OMVL and Emer, which use the Euro as their functional currency, and AFV, which uses the Swedish Krona as its functional currency. The Company translates its consolidated Canadian dollar, Euro and Swedish Krona functional currency financial statements into the reporting currency using the current rate method. All assets and liabilities are translated using the period end exchange rates. Shareholders’ equity balances are translated using a weighted average of historical exchange rates. Revenues and expenses are translated using the monthly average rate for the period. All resulting exchange differences are recognized in other comprehensive income.

Transactions that are denominated in currencies other than the functional currency of the Company or its subsidiaries are translated at the rate in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated at the exchange rate in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the statement of operations, except for the translation gains and losses arising from available-for-sale instruments which are recorded through other comprehensive income until realized through disposal or impairment.

Except as otherwise noted, all amounts in these financial statements are presented in U.S. dollars. The year-end exchange rate of the Canadian dollar as at December 31, 2011 was $1.02 (March 31, 2011 – $1.03), and the average exchange rate for the nine month period ended December 31, 2011 was $1.01 (years ended March 31, 2011 – $0.98; March 31, 2010 – $0.92). The period end exchange rate of the Euro was 1.30 (March 31, 2011 – 1.42), and the average exchange rate for the Euro for the nine month period ended December 31, 2011 was 1.40 (July 2, 2010 to March 31, 2011 – 1.34). The period end exchange rate of the Swedish Krona was 0.15 (October 12, 2011 – 0.15) and the average exchange rate for the Swedish Krona from October 12, 2011 to December 31, 2011 was 6.74.

Cash and cash equivalents
Cash and cash equivalents includes cash, term deposits, bankers acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired. Cash equivalents are considered as held for trading and recorded at fair value with changes in fair value recognized in the consolidated statements of operations.

Short-term investments
Short-term investments, consisting of investment grade commercial paper, banker acceptances, bearer deposit notes, guaranteed investment certificates and other term deposits, are considered available for sale and recorded at fair value with changes in fair value recognized in accumulated other comprehensive income until realized. A decline in value that is considered other than temporary is recognized in net loss for the period.

Accounts and loans receivable
Accounts receivable and loans receivable are measured at amortized cost. An allowance for doubtful accounts is recorded based on a review of specific accounts deemed uncollectible. Account balances are charged against the allowance in the period in which it is considered probable that the receivable will not be recovered.

Inventories
The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and assembled parts. Inventories are recorded at the lower of cost and net realizable value. Cost is determined based on the lower of weighted average cost and net realizable value. The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead including depreciation. An inventory obsolescence provision is provided to the extent cost of inventory exceeds net realizable value. In establishing the amount of the inventory obsolescence provision, management estimates the likelihood that inventory carrying values will be affected by changes in market demand and technology, which would make inventory on hand obsolete.

Property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is provided as follows:

Assets	Basis	Rate
Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 years
Leasehold improvements	Straight-line	Lease term

Long-term investments
The Company accounts for investments in which it has significant influence using the equity basis of accounting. All other long-term investments, other than warrants, are designated as available for sale and recorded at their fair value to the extent a reliable fair value is determinable. Changes in fair value are recognized in accumulated other comprehensive income (loss). A decline in value that is considered other than temporary is recognized in net loss for the period. Investments in warrants are accounted for as derivative instruments and recognized at fair value. Changes in fair value are recognized in net loss for the year.

Financial liabilities
Accounts payable and accrued liabilities, short-term debt and long-term debt are measured at amortized cost. Transaction costs relating to long-term debt are deferred in other assets on initial recognition and are amortized using the effective interest rate method.

Research and development costs
Research and development costs are expensed as incurred and are recorded net of government funding received or receivable. Related investment tax credits reduce research and development expenses in the same year in which the related expenditures are charged to earnings or loss, provided there is reasonable assurance the benefits will be realized.

Government assistance
The Company periodically applies for financial assistance under available government incentive programs, which is recorded in the period it is received or receivable. Government assistance relating to the purchase of property, plant and equipment is reflected as a reduction of the cost of such assets. Government assistance related to research and development activities is recorded as a reduction of the related expenditures.

Intangible assets
Intangible assets consist primarily of the cost of intellectual property, trademarks, technology, customer contracts and non-compete agreements. Intangible assets are amortized over their estimated useful lives which range from 5 to 20 years.

Impairment of long-lived assets
The Company reviews its long-lived assets for impairment, including property, plant and equipment and intellectual property, to be held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount. An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value. When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.

Goodwill impairment

Goodwill is not amortized and instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that goodwill might be impaired. This impairment test is performed annually at November 30.

A two-step test is used to identify a potential impairment and to measure the amount of impairment, if any. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired; otherwise, goodwill is impaired and the loss is measured by performing step two. Under step two, the impairment loss is measured by comparing the implied fair value of the reporting unit goodwill with the carrying amount of goodwill.

Fair value is determined using widely accepted valuation techniques, including discounted cash flows and market multiple analyses. These types of analyses contain uncertainties because they require management to make assumptions and to apply judgment to estimate industry economic factors and the profitability of future business strategies. It is the Company’s policy to conduct impairment testing based on its current business strategy in light of present industry and economic conditions, as well as its future expectations.

Goodwill is recorded at the time of purchase for the excess of the amount of the purchase price over the fair values of the assets acquired and liabilities assumed. Future adverse changes in market conditions or poor operating results of underlying assets could result in losses or an inability to recover the carrying value of the goodwill, thereby possibly requiring an impairment charge.

Warranty liability
Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue. The Company provides warranty coverage on products sold for a period of two years from the date the products are put into service by customers. Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period. Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period. The Company uses historical failure rates and cost to repair defective products together with known information to estimate the warranty liability. New product launches require a greater use of judgment in developing estimates until claims experience becomes available. Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch. The Company records warranty expense for new products upon shipment using a factor based upon historical experience from previous engine generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter. The ultimate amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products. Since a number of the Company’s products are new in the market, historical data may not necessarily reflect actual costs to be incurred and may result in significant fluctuations in the warranty liability.

Extended warranty
The Company sells extended warranty contracts that provide coverage in addition to the basic two-year coverage. Proceeds from the sale of these contracts are deferred and amortized over the extended warranty period commencing at the end of the basic warranty period. On a periodic basis, management reviews the estimated warranty costs expected to be incurred related to these contracts and recognizes a loss to the extent such costs exceed the related deferred revenue.

Revenue recognition

Product and parts revenue is recognized when the products are shipped and title passes to the customer. Revenue also includes fees earned from performing research and development activities for third parties, as well as technology license fees from third parties. Revenue from research and development activities is recognized as the services are performed. Revenue from technology license fees is recognized over the duration of the licensing agreement. Amounts received in advance of the revenue recognition criteria being met are recorded as deferred revenue.

The Company also earns service revenue from certain research and development arrangements under which the Company provides contract services relating to developing natural gas engines or biogas engines for use in customer products. Service revenue is recognized using the milestone method upon completion of project milestones as defined and agreed to by the Company and its customers. The Company recognizes consideration earned from the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The payment associated with each milestone relates solely to past performance and is deemed reasonable upon consideration of deliverables and the payment terms within the contract.

Income taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on temporary differences between the accounting and tax basis of the assets and liabilities and for loss carry forwards and are measured using the tax rates expected to apply when these tax assets and liabilities are recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes income tax laws that have been enacted at the balance sheet date. A valuation allowance is provided to reduce the deferred income tax assets if, based upon available evidence, it is more likely than not that some or all of the deferred income tax assets will not be realized.

The Company recognizes the benefit of tax positions when it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement.

In cases where the Company is charged interest and penalties on uncertain tax positions that do not meet the recognition criteria, the Company includes these in interest expense and other operating expenses, respectively.

Stock-based compensation plans

The Company has stock option plans, which are described in note 18(a). The Company accounts for stock-based compensation related to stock options granted to employees and directors at their fair value on the date of grant. Compensation expense, net of estimated forfeitures, is recognized in results from operations over the vesting period. The Company has an employee share purchase plan, which is described in note 18(b). The Company matches the employees’ contribution and recognizes this cost as an expense in the period it is incurred. This plan was terminated on March 31, 2011.

The Company also issues share units under its stock-based compensation plans as described in note 18(c). The Company grants both restricted share units (“RSUs”) and performance share units (“PSUs”). The Company accounts for stock-based compensation related to RSUs and PSUs (the “Units”) at their fair value on the date of grant, and compensation expense, net of estimated forfeitures, is recognized in the period earned, which generally is the period over which the Units vest. Certain Units vest based on both a service condition and a market condition which is determined by the performance of the Company’s share price on the Toronto Stock Exchange. The impact of market conditions, if any, on the compensation expense is determined at the time of grant with no adjustment to compensation expense for actual result of the market condition.

Post-retirement benefits
The Company has implemented a group-registered retirement savings plan (“RRSP”) in which full-time employees of the Company are eligible to participate. Eligible employees may make contributions up to their personal eligible contribution limit under the Canadian Income Tax Act. The Company contributes up to a maximum combined total of 5% of the employee’s regular base pay to the RRSP and/or the employee share purchase plan and recognizes this cost as an expense in the period it is incurred. During the nine months ended December 31, 2011, the Company recognized $699 (years ended March 31, 2011—$661; March 31, 2010—$635) of expense associated with the RRSP.

Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of estimates are the determination of the fair value of assets and liabilities acquired in business combinations, the determination of future cash flows and discount rates for impairment of long-lived assets and goodwill, valuation of inventories, valuation of deferred income tax assets and recognition of tax uncertainties, and the determination of warranty liability. Actual results could differ from those estimates.

Loss per share
Basic loss per share is calculated using the weighted average number of shares outstanding during the period. Diluted loss per share is computed similarly to basic loss per share, except the weighted average number of shares outstanding is increased to include additional shares from the assumed exercise of conversion options, stock options, warrants, and performance and restricted share units, if dilutive. For stock options, warrants and share units, the number of additional shares is calculated by assuming that outstanding stock options, warrants and share units were exercised at the beginning of the year or when granted and the proceeds from such exercises were used to repurchase shares of common stock at the average market price during the period. For conversion options, the Company uses the if-converted method, which assumes the exercise of options occurs at the beginning of the year or when granted. For all periods presented, diluted loss per share does not differ from basic loss per share as the impact of dilutive securities is anti-dilutive.

Reclassifications
Certain items in the prior period financial statements have been reclassified to conform with current year presentation.

Significant accounting policies: (Tables)	9 Months Ended
Dec. 31, 2011
Significant accounting policies:
Schedule of property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is provided as follows:

Assets	Basis	Rate
Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 years
Leasehold improvements	Straight-line	Lease term

Business combinations: (Tables)	9 Months Ended
Dec. 31, 2011
Emer
Business combinations
Schedule of fair value of the assets acquired and liabilities assumed

Consideration allocated to:
Property, plant and equipment	$17,644
Other tangible assets, including cash of $11,073	60,532
Intangible assets subject to amortization over 5 to 20 years	32,954
Goodwill	50,774

Total assets acquired	161,904
Less:
Long-term debt	(83,272)
Other liabilities	(38,926)

Total net assets acquired	$39,706

Consideration:
Cash	$17,607
Common shares	22,099

$39,706

AFV
Business combinations
Schedule of fair value of the assets acquired and liabilities assumed

Consideration allocated to:
Total tangible assets, including cash of $8	$2,161
Intangible assets subject to amortization over 8 years	2,638
Goodwill	2,701

Total assets acquired	7,500
Less: total liabilities	(3,561)

Total net assets acquired	$3,939

Consideration:
Cash	$2,558
Common shares	953
Contingent consideration payable	428

$3,939

OMVL
Business combinations
Schedule of fair value of the assets acquired and liabilities assumed

Consideration allocated to:
Total tangible assets, including cash of $4,130	$23,531
Intangible assets subject to amortization	6,338
Goodwill	7,573

Total assets acquired	37,442
Less: total liabilities assumed and gain on acquisition of Juniper of $184	(11,731)

Total net assets acquired	$25,711

Consideration:
Cash	$17,146
Long-term payable	8,565

$25,711

Accounts receivable: (Tables)	9 Months Ended
Dec. 31, 2011
Accounts receivable:
Schedule of accounts receivable

	December 31, 2011	March 31, 2011
Customer trade receivable	$43,268	$14,289
Government funding receivable	1,412	1,281
Due from joint venture partner and other receivables	11,528	1,075
Allowance for doubtful accounts	(785)	(711)

	$55,423	$15,934

Inventories: (Tables)	9 Months Ended
Dec. 31, 2011
Inventories:
Schedule of inventories

	December 31, 2011	March 31, 2011
Purchased parts	$20,020	$10,494
Assembled parts	4,198	2,705
Work-in-process	6,994	3,453
Finished goods	6,360	1,349
Obsolescence provision	(515)	(1,196)

	$37,057	$16,805

Long-term investments: (Tables)	9 Months Ended
Dec. 31, 2011
Long-term investments:
Schedule of long-term investments

	December 31, 2011	March 31, 2011
Weichai Westport Inc.	$7,732	$5,622
Minda-Emer Technologies Ltd.	637	—

	$8,369	$5,622

Other assets: (Tables)	9 Months Ended
Dec. 31, 2011
Other assets:
Schedule of other assets

	December 31, 2011	March 31, 2011
Note receivable (a)	$2,446	$1,852
Deferred financing charges (b)	1,323	130
Other	259	—

	4,028	1,982
Current portion	(2,034)	—

	$1,994	$1,982

(a)	On October 15, 2010, the Company entered into a Note and Warrant Purchase Agreement (the “Agreement”) with a private energy company based in the United States to fund operating and capital expenditures related to infrastructure development activities. The Agreement was subsequently amended on September 30, 2011.

Under the Agreement, the Company loaned $2,200 and received 1,427,179 warrants representing 20% of the current outstanding shares to purchase common shares at $0.10 per share for a period of five years. The loan bears interest at 12.5%, and is payable on maturity dates ranging from October 15, 2012 to October 20, 2013.

Recoverability of the loan will depend on the future success of the counterparty’s operations and cash flows. The Company has determined that the fair value of the warrants is nominal, given that the counterparty’s development activities are at an early stage.

(b)	Financing charges incurred on the issuance of subordinated debentures (note 13(a)) have been deferred and are being amortized into income over the term of the loans using the effective interest rate method.

Property, plant and equipment: (Tables)	9 Months Ended
Dec. 31, 2011
Property, plant and equipment:
Schedule of property, plant and equipment

December 31, 2011	Cost	Accumulated amortization	Net book value
Land and buildings	$668	$124	$544
Computer equipment and software	8,914	7,257	1,657
Furniture and fixtures	2,072	1,602	470
Machinery and equipment	55,025	27,322	27,703
Leasehold improvements	14,930	9,061	5,869

	$81,609	$45,366	$36,243

March 31, 2011	Cost	Accumulated amortization	Net book value
Computer equipment and software	$7,839	$7,219	$620
Furniture and fixtures	1,741	1,331	410
Machinery and equipment	29,546	19,401	10,145
Leasehold improvements	10,088	9,180	908

	$49,214	$37,131	$12,083

Intangible assets: (Tables)	9 Months Ended
Dec. 31, 2011
Intangible assets:
Schedule of intangible assets

December 31, 2011	Cost	Accumulated amortization	Net book value
Patents and trademarks	$19,508	$727	$18,781
Technology	6,380	1,122	5,258
Customer contracts	13,334	815	12,519
Non-compete agreement	37	13	24

	$39,259	$2,677	$36,582

March 31, 2011	Cost	Accumulated amortization	Net book value
Patents and trademarks	$3,273	$125	$3,148
Technology	2,059	190	1,869
Customer contracts	1,970	159	1,811
Non-compete agreement	37	6	31

	$7,339	$480	$6,859

Goodwill: (Tables)	9 Months Ended
Dec. 31, 2011
Goodwill:
Schedule of goodwill

	December 31, 2011	March 31, 2011
Balance, beginning of period	$8,202	$—
Acquisition of Emer (note 4(a))	50,774	—
Acquisition of AFV (note 4(b))	2,701	—
Acquisition of OMVL (note 4(c))	—	7,573
Impact of foreign exchange	(5,863)	629

Balance, end of period	$55,814	$8,202

Accounts payable and accrued liabilities: (Tables)	9 Months Ended
Dec. 31, 2011
Accounts payable and accrued liabilities:
Schedule of accounts payable and accrued liabilities

	December 31, 2011	March 31, 2011
Trade accounts payable	$40,758	$18,270
Accrued payroll	9,534	4,852
Accrued interest	1,233	416
Income taxes payable	2,705	1,087
Other	1,577	140

	$55,807	$24,765

Long-term debt: (Tables)	9 Months Ended
Dec. 31, 2011
Long-term debt:
Schedule of long-term debt

	December 31, 2011	March 31, 2011
Subordinated debenture notes (a)	$35,398	$15,078
Long-term payable (b)	9,330	9,919
Senior financing (c)	24,871	—
Senior revolving financing (c)	11,360	—
Other bank financing (d)	2,557	—
Capital lease obligations (e)	2,629	225

	86,145	25,222
Current portion	(20,568)	(15,210)

	$65,577	$10,012

(a)	On September 23, 2011, the Company raised $35,398 (CDN$36,000) through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis.

The debentures are unsecured and subordinated to senior indebtedness, mature on September 22, 2014 and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15th and September 15th of each year during the term, commencing on March 15, 2012.

The debentures are redeemable at the option of the Company but cannot be redeemed on or prior to September 22, 2012. The debentures may be redeemed at a price equal to $1,150 per $1,000 principal amount of the debentures after September 22, 2012 and on or before March 22, 2013. After March 22, 2013 and before maturity, the debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.

The Company has paid to Macquarie a cash commission equal to 3.85% of the gross proceeds of the offering totaling $1,460 which is included in other assets (note 8) and amortized over the term of the debentures.

On July 3, 2011, the Company repaid the previously outstanding debentures plus accrued interest totaling $15,078.

(b)	On July 2, 2010, the Company acquired OMVL for $25,711. A portion of the purchase price amounting to $9,859 (€7,600) is payable on the third anniversary of the closing date. The difference between the carrying value of this liability and the principal amount is accreted to the principal amount using the effective interest rate of 3.72% over the term to maturity. The amount payable to the Sellers will be paid in full on maturity and is not subject to any interest payments. The amount outstanding is denominated in Euros, exposing the Company to foreign exchange changes. The amount is guaranteed to the sellers of OMVL by Banca Intesa S.p.A with a cross guarantee from the Bank of Montreal with a letter of credit for $10,387 (CDN$10,564).

(c)	The senior financing agreement bears interest at the 6-month Euribor plus 2.5% and its carrying value is recorded at amortized cost using the effective interest rate method. The principal repayment schedule of the remaining senior financing is as follows for the years ended December 31:

2012	$6,635
2013	3,658
2014	4,023
2015	4,389
2016	4,572
2017	2,286

$25,563

The senior revolving financing facility bears interest at the 6-month Euribor plus 2.5% (4.1% as at December 31, 2011) and will be repaid through two principal payments of $6,486 (€5,000) and $5,189 (€4,000) on March 31, 2016 and September 30, 2017, respectively.

The Company has pledged its interest in Emer as a general guarantee for its senior financing and senior revolving financing.

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2011, the Company is in compliance with all covenants under the financing arrangements.

(d)	Other bank financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 4% to 9.63% and are payable on maturity dates ranging from May 31, 2012 to June 30, 2016.

(e)	The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 2.13% to 15.92%. The capital lease obligations require the following minimum annual payments during the respective fiscal years:

2012	$1,236
2013	935
2014	412
2015	241
2016	19
2017	2

2,845
Amount representing interest	(216)

$2,629

Schedule of principal repayment of the remaining senior financing
The principal repayment schedule of the remaining senior financing is as follows for the years ended December 31:

2012	$6,635
2013	3,658
2014	4,023
2015	4,389
2016	4,572
2017	2,286

$25,563

Schedule of minimum annual payments for capital lease obligations

2012	$1,236
2013	935
2014	412
2015	241
2016	19
2017	2

2,845
Amount representing interest	(216)

$2,629

Warranty liability: (Tables)	9 Months Ended
Dec. 31, 2011
Warranty liability:
Schedule of warranty liability

	December 31, 2011	March 31, 2011	March 31, 2010
Balance, beginning of period	$18,035	$20,950	$19,496
Warranty claims	(9,514)	(14,143)	(14,164)
Warranty accruals	15,768	14,034	17,718
Change in warranty estimates	(10)	(2,735)	(2,059)
Impact of foreign exchange	(48)	(71)	(41)

Balance, end of period	$24,231	$18,035	$20,950
Current portion	(12,978)	(12,151)	(11,894)

Long-term portion	11,253	5,884	9,056

Other long-term liabilities: (Tables)	9 Months Ended
Dec. 31, 2011
Other long-term liabilities:
Schedule of other long-term liabilities

	December 31, 2011	March 31, 2011
Severance indemnity (a)	$1,914	$—
Long-term tax accrual (c)	644	—
Contingent consideration payable to acquire AFV (b)	428	—
Deferred lease inducements	118	164

	$3,104	$164

(a)	Italian law requires companies to make a mandatory termination payment to employees. It is paid, as a lump sum, when the employment ends for any reason such as retirement, resignation, or layoff. The severance indemnity liability is calculated in accordance with local civil and labour laws based on each employee’s length of service, employment category and remuneration. There is no vesting period or funding requirement associated with the liability. The liability recorded in the consolidated balance sheet is the amount that the employee would be entitled to if the employee terminates immediately. This liability for severance indemnities relates primarily to the Company’s employees in Italy.

(b)	The total purchase price to acquire AFV also includes earn-out payments payable in the Company’s shares and tied to revenue and production milestones to be achieved no later than December 31, 2014. This contingent consideration is estimated to be $428 as at December 31, 2011.

(c)	The long-term tax accrual represents the Company’s estimate of tax uncertainties associated with tax positions previously taken with respect to the Company’s tax returns. This accrual includes $161 of estimated interest and penalties.

Stock options and other stock-based plans: (Tables)	9 Months Ended
Dec. 31, 2011
Stock options and other stock-based plans:
Stock option activity

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)
Outstanding, beginning of period	562,014	$8.46	1,051,589	$8.13	1,136,163	$7.32
Granted	—	—	—	—	406,262	10.79
Exercised	(225,845)	7.87	(472,414)	7.19	(389,580)	6.53
Cancelled/expired	(8,142)	4.84	(17,161)	23.24	(101,256)	15.87

Outstanding, end of period	328,027	$8.96	562,014	$8.46	1,051,589	$8.13

Options exercisable, end of period	311,360	$8.55	455,206	$7.75	550,471	$8.44

Schedule of stock options by range of exercise prices

Range of exercise prices (CDN $)	Number outstanding, December 31, 2011	Weighted average remaining contractual life	Weighted average exercise price (CDN $)	Number exercisable, December 31, 2011	Weighted average exercise price (CDN $)
$ 3.22 to $ 3.47	8,360	2.5	$3.33	8,360	$3.33
4.24 to 4.87	37,955	2.3	4.48	37,955	4.48
5.29 to 5.99	87,487	1.4	5.29	87,487	5.29
6.13 to 9.10	33,399	2.1	8.88	33,399	8.88
10.33 to 11.11	118,686	3.0	11.07	118,686	11.07
14.90 to 16.50	42,140	3.8	15.85	25,473	15.42

$ 3.22 to $16.50	328,027	2.48	$8.96	311,360	$8.55

Schedule of RSU and PSU activity	Table 3
Schedule of unvested RSU and PSU activity

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Unvested, beginning of period	835,703	$15.62	1,012,418	$8.16	1,132,410	$8.61
Granted	269,292	$35.70	424,149	$22.78	105,084	$9.10
Vested	(127,009)	$17.55	(548,733)	$7.58	(186,790)	$10.89
Cancelled/expired	(4,000)	$18.61	(52,131)	$13.64	(38,286)	$10.91

Unvested, end of period	973,986	$20.90	835,703	$15.62	1,012,418	$8.16

Schedule of aggregate intrinsic value of stock option awards and share units

	December 31, 2011 CDN$	March 31, 2011 CDN$
Stock options:
Outstanding	$8,138	$7,187
Exercisable	7,851	6,143
Exercised	5,849	6,644
Share units:
Outstanding	$42,234	$29,266
Exercisable	9,352	11,508
Exercised	7,688	2,801

Schedule of stock-based compensation included in operating expenses

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Research and development	$825	$627	$598
General and administrative	3,302	2,958	3,217
Sales and marketing	2,052	1,338	715

	$6,179	$4,923	$4,530

Research and development expenses: (Tables)	9 Months Ended
Dec. 31, 2011
Research and development expenses:
Schedule of research and development expenses

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Research and development expenses	$46,061	$36,338	$27,546
Program funding (note 16)	(2,767)	(1,675)	(1,333)

Research and development	$43,294	$34,663	$26,213

Income taxes: (Tables)	9 Months Ended
Dec. 31, 2011
Income taxes:
Schedule of reconciliation of income tax provision

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Loss before income taxes	$(17,169)	$(24,710)	$(19,048)

Expected income tax recovery	$4,550	$6,919	$5,638
Reduction (increase) in income taxes resulting from:
Permanent differences for interest on long-term debt and amortization of discount	13	(558)	(384)
Non-deductible stock-based compensation	(1,642)	(1,379)	(1,341)
Other permanent differences	(176)	(42)	(33)
Withholding taxes	(500)	(303)	(194)
Change in enacted rates	(213)	24	(951)
Foreign tax rate differences, foreign exchange and other adjustments	(4,308)	(3,285)	(1,119)
Change in valuation allowance	(13,391)	(11,023)	(10,008)

Income tax expense	$(15,667)	$(9,647)	$(8,392)

Schedule of significant components of net deferred income tax assets and liabilities

	December 31, 2011	March 31, 2011
Deferred income tax assets:
Net operating loss carry forwards	$51,296	$40,581
Intangible assets	873	2,918
Property, plant and equipment	3,109	2,066
Financing and share issuance costs	5,212	2,472
Warranty liability	11,889	6,447
Deferred revenue	861	3,092
Inventory	1,972	713
Unrealized foreign exchange	1,324	889
Research and development	2,086	534
Other	1,782	997

Total gross deferred income tax assets	80,404	60,709
Valuation allowance	(61,456)	(48,065)

Total deferred income tax assets	18,948	12,644

Deferred income tax liabilities:
Intangible assets	6,696	1,936
Property, plant and equipment	4,168	829
Other	8	281

Total deferred income tax liabilities	10,872	3,046

Total net deferred income tax assets	$8,076	$9,598

Allocated as follows:
Current deferred income tax assets	$6,447	$7,282
Long-term deferred income tax assets	5,075	2,316
Long-term deferred income tax liabilities	(3,446)	—

Total net deferred income tax assets	$8,076	$9,598

Summary of changes in deferred income tax asset valuation allowance

	Nine months ended December 31, 2011	Year ended March 31, 2011
Beginning balance	$48,065	$32,368
Additions	13,391	15,697
Reductions	—	—

Ending deferred valuation allowance	$61,456	$48,065

Schedule of components of income tax recovery (expense)

		Income tax recovery (expense)
	Net income (loss) before income taxes	Current	Deferred	Total
Nine months ended December 31, 2011:
Canada	$(60,897)	$(500)	$—	$(500)
United States	42,923	(18,697)	1,775	(16,922)
Italy	(1,342)	(388)	2,205	1,817
Other	2,147	(45)	(17)	(62)

	$(17,169)	$(19,630)	$3,963	$(15,667)

Year ended March 31, 2011:
Canada	$(45,962)	$(304)	$(32)	$(336)
United States	21,633	(8,954)	(272)	(9,226)
Italy	1,015	372	(457)	(85)
Other	(1,396)	—	—	—

	$(24,710)	$(8,886)	$(761)	$(9,647)

Year ended March 31, 2010:
Canada	(39,297)	(201)	(41)	(242)
United States	20,774	(9,462)	1,312	(8,150)
Other	(525)	—	—	—

	$(19,048)	$(9,663)	$1,271	$(8,392)

Schedule of loss carry forwards in various jurisdictions available to offset future taxable income

Expiring in:	2012	2013	2014	2015	2016	2025 and later	Total
Canada	$—	$2,658	$2,466	$—	$—	$192,437	$197,561
Italy	—	—	—	—	—	3,685	3,685
United states	—	—	—	—	—	1,321	1,321
Sweden	—	—	—	—	—	776	776
Other	44	63	522	214	300	226	1,369

Total	$44	$2,721	$2,988	$214	$300	$198,445	$204,712

Investment in Joint Ventures: (Tables)	9 Months Ended
Dec. 31, 2011
Investment in Joint Ventures:
Schedule of investment in joint ventures

	December 31, 2011	March 31, 2011
Cummins Westport Inc. (a)	$17,728	$14,770
BTIC Westport Inc. (b)	151	151

	$17,879	$14,921

(a)	Cummins Westport Inc.:

The Company entered into a joint venture with Cummins on March 7, 2001. From inception until December 31, 2003, the Company was responsible for all capital contributions to fund operations. Initially and to December 31, 2003, the Company owned 100% of the common shares and Cummins owned 100% of the non-participating preferred shares, which were convertible into common shares for no consideration at the option of Cummins.

On December 16, 2003, the Company and Cummins amended the joint venture agreement to have CWI focus on and develop markets for alternative fuel engines. In addition, the two companies signed a Technology Partnership Agreement that creates a flexible arrangement for future technology development between Cummins and the Company. Under the terms of the amended joint venture agreement, Cummins exercised the conversion feature of the preferred shares effective January 1, 2004. However, the Company remained responsible for funding the profit and loss of CWI through CWI’s fiscal 2004 year for the period January 1 to December 31, 2004. Based on its economic interest in CWI, the Company continued to consolidate 100% of the results of operations from CWI until December 31, 2004. Cummins has agreed to manufacture engines for CWI’s business and transfer the engines to CWI at cost.

In consideration for this service, CWI agreed to pay Cummins a technology royalty access fee equal to 2.75% to a cumulative maximum of $10,400. As at December 31, 2011, CWI has paid royalties totaling $10,400.

CWI has provided a loan to Cummins under a demand loan agreement. The loan receivable bears interest monthly at a rate equal to the Bank of Canada prime corporate paper one-month rate in effect on the last day of each month. As at December 31, 2011, this rate was 1.06%. All outstanding interest is payable in United States dollars on or before December 15, 2011. Interest begins accruing on the date in which monies are advanced under the loan agreement. The loan is uncollateralized and is renewed annually.

The consolidated financial statements include 100% of the assets, liabilities, revenue and expenses of CWI as at and for all periods presented. From January 1, 2005, Cummins Inc. (“Cummins”) shares equally in the profits and losses of CWI. However, the Company has determined that CWI is a variable interest entity, and the Company is the primary beneficiary. Accordingly, the Company continues to consolidate CWI with Cummins’ share of CWI’s income included in “Joint venture partners’ share of income from joint ventures”. For the nine months ended December 31, 2011, the net income from CWI attributable to Cummins was $12,958 (years ended March 31, 2011 – $7,999, March 31, 2010 – $7,165). A summarized balance sheet is presented below:

	December 31, 2011	March 31, 2011
Current assets	$46,888	$36,855
Long-term assets	5,481	4,326

Total assets	$52,369	$41,181

	December 31, 2011	March 31, 2011
Current liabilities:
Current portion of warranty liability	$11,791	$11,443
Other current liabilities	8,546	5,250

	20,337	16,693
Long-term liabilities:
Warranty liability	8,039	7,738
Other long-term liabilities	8,095	3,720

	16,134	11,458

Total liabilities	$36,471	$28,151

(b)	BTIC Westport Inc.:

On July 21, 2006, the Company and Beijing Tianhai Industry Co. Ltd. (“BTIC”) of Beijing, China formed BWI to market liquefied natural gas (“LNG”) fuel tanks for vehicles. Through the 50:50 joint venture agreement and related license and supply agreements, BTIC and Westport share equally in the profits on products developed and sold by the joint venture. Headquartered in Beijing, China, BWI sells tanks for installation on any vehicle, regardless of the natural gas engine manufacturer.

The consolidated financial statements include 100% of the assets, liabilities, revenue, and expenses of BWI since the Company has determined that BWI is a variable interest entity and that the Company is the primary beneficiary. Accordingly, the Company consolidates BWI. For the nine months ended December 31, 2011, the net loss from BWI attributable to BTIC was $nil (years ended March 31, 2011 – $214, March 31, 2010 – $94).

Summary of balance sheet of joint ventures

	December 31, 2011	March 31, 2011
Current assets	$46,888	$36,855
Long-term assets	5,481	4,326

Total assets	$52,369	$41,181

	December 31, 2011	March 31, 2011
Current liabilities:
Current portion of warranty liability	$11,791	$11,443
Other current liabilities	8,546	5,250

	20,337	16,693
Long-term liabilities:
Warranty liability	8,039	7,738
Other long-term liabilities	8,095	3,720

	16,134	11,458

Total liabilities	$36,471	$28,151

Commitments and contingencies: (Tables)	9 Months Ended
Dec. 31, 2011
Commitments and contingencies:
Schedule of obligations under operating lease arrangements

2012	$4,122
2013	3,508
2014	1,565
2015	714
2016	659

$10,568

Segmented information: (Tables)	9 Months Ended
Dec. 31, 2011
Segmented information:
Schedule of segment information

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Revenue:
CWI	$138,844	$111,287	$111,818
Westport LD	59,191	23,713	—
Westport HD	28,505	13,062	9,835
Corporate	—	—	—

	$226,540	$148,062	$121,653

Net operating income (loss):
CWI	$42,833	$25,399	$22,269
Westport LD	(8,820)	(2,183)	—
Westport HD	(23,221)	(18,371)	(22,085)
Corporate	(21,971)	(20,299)	(16,303)

	(11,179)	(15,454)	(16,119)

Depreciation and amortization:
CWI	(80)	(80)	(60)
Westport LD	(5,103)	(1,305)	—
Westport HD	—	—	—
Corporate	(1,097)	(2,070)	(1,768)

	(6,280)	(3,455)	(1,828)

Loss before undernoted	(17,459)	(18,909)	(17,947)
Other income (expense), net	290	(5,801)	(1,101)

Income before income taxes	$(17,169)	$(24,710)	$(19,048)

Capital expenditures:
CWI	$146	$442	$53
Westport LD	2,118	211	—
Corporate	11,005	2,960	151

	$13,269	$3,613	$204

Schedule of total assets, by segment

	December 31, 2011	March 31, 2011
CWI	$52,369	$41,181
Westport LD	101,324	46,708
Westport HD and corporate	202,982	185,485

	$356,675	$273,374

Schedule of capital assets and goodwill information by geographic area

	December 31, 2011	March 31, 2011
Italy	$72,378	$12,755
Canada	16,294	6,701
Sweden	2,519	—
United States	812	787
Australia	32	—
China	22	42

	$92,057	$20,285

Financial instruments: (Tables)	9 Months Ended
Dec. 31, 2011
Financial instruments:
Schedule of contractual maturities of financial obligations

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	> 5 years
Accounts payable and accrued liabilities	$55,807	$55,807	$55,807	—	—	—
Unsecured subordinated debentures (1)	35,398	44,077	2,246	41,831	—	—
Long-term payable (2)	9,330	9,859	—	9,859	—	—
Senior financing (3)	24,871	28,791	8,124	8,866	9,493	2,308
Senior revolving financing (3)	11,360	14,386	12,191	1,033	1,033	129
Other bank financing	2,557	2,720	1,711	470	395	144
Other long-term debt	2,629	2,845	1,236	1,347	260	2
Operating lease commitments	—	10,568	4,122	5,073	1,373	—
Royalty payments(4)	—	23,735	1,327	2,655	19,753	—

	$141,952	$192,788	$86,764	$71,134	$32,307	$2,583

(1)	Includes interest at 9%.
(2)	Includes interest at 3.72%.
(3)	Includes interest at 4.1%, the rate in effect at December 31, 2011.
(4)

From fiscal 2011 to 2015, inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,327 (CDN$1,350) or 0.33% of the Company’s gross annual revenue from all sources, provided that gross revenue exceeds CDN$13,500 in any aforementioned fiscal year, up to a maximum of $27,718 (CDN$28,189). The Company has assumed the minimum required payments.

Schedule of carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet	Table 2

Company organization and operations: (Details)	Jul. 02, 2010 Westport Light Duty Canada Inc. (previously named Juniper Engines Inc.)	Jul. 02, 2010 OMVL	Jul. 02, 2011 Emer	Oct. 11, 2011 AFV	Dec. 31, 2011 Minimum l	Dec. 31, 2011 Maximum l
Company organization and operations
Capacity of light fuel engines (in litres)						5.9
Capacity of medium fuel engines (in litres)					5.9	8.9
Capacity of heavy-duty fuel engines (in litres)					11	16
Capacity of high horsepower fuel engines (in litres)					16
Percentage of outstanding shares acquired	51.00%	100.00%	100.00%	100.00%

Significant accounting policies: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended							12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Buildings	Dec. 31, 2011 Computer equipment and software	Dec. 31, 2011 Furniture and fixtures	Dec. 31, 2011 Machinery and equipment	Dec. 31, 2011 Canadian dollar	Mar. 31, 2011 Canadian dollar	Mar. 31, 2010 Canadian dollar	Dec. 31, 2011 Euro	Mar. 31, 2011 Euro	Dec. 31, 2011 Swedish Krona	Oct. 12, 2011 Swedish Krona
Basis of presentation
Ownership interest held by joint venture partners (as a percent)	50.00%
Significant accounting policies
Year-end exchange rate (as a percent)										1.02	1.03		1.3	1.42	0.15	0.15
Average exchange rate (as a percent)										1.01	0.98	0.92	1.4	1.34	6.74
Useful life of property, plant and equipment						10 years	3 years	5 years	8 years
Estimated useful lives of intangible assets				5 years	20 years
Standard warranty coverage period	2 years
Period for determination of product specific experience				1 year	1 year 3 months
Period for determinaton of clear experience				2 years	3 years
Post-retirement benefits
Maximum contribution by company as percentage of employee's regular base pay	5.00%				5.00%
Recognized expenses associated with the RRSP	$ 699	$ 661	$ 635

Accounting changes: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2011 Adjustments	Mar. 31, 2010 Adjustments	Mar. 31, 2009 Adjustments	Mar. 31, 2011 Adoption of U.S. GAAP replacing Canadian GAAP Adjustments	Mar. 31, 2010 Adoption of U.S. GAAP replacing Canadian GAAP Adjustments	Apr. 02, 2011 Adoption of U.S. GAAP replacing Canadian GAAP Adjustments
Effect of change of accounting principles
Accumulated deficit	$ (331,158)		$ (284,509)					$ 146
Assets	(356,675)	(273,374)	(273,374)					(12)
Liabilities	186,206		77,367					130
Shareholders' equity	(170,469)		(196,007)	(96,428)	(52,867)			(142)
Net loss	$ (32,836)		$ (34,357)	$ (27,440)		$ 141	$ 129

Business combinations: (Details) In Thousands, except Share data, unless otherwise specified	9 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Jul. 31, 2010 Westport Light Duty Canada Inc. (previously named Juniper Engines Inc.) USD ($)	Jul. 02, 2010 Westport Light Duty Canada Inc. (previously named Juniper Engines Inc.) USD ($)	Mar. 31, 2010 Westport Light Duty Canada Inc. (previously named Juniper Engines Inc.) USD ($)	Jul. 31, 2011 Emer USD ($)	Dec. 31, 2011 Emer USD ($)	Dec. 31, 2011 Emer USD ($)	Mar. 31, 2011 Emer USD ($)	Jul. 02, 2011 Emer USD ($)	Jul. 31, 2011 Emer Minimum	Jul. 31, 2011 Emer Maximum	Oct. 31, 2011 AFV USD ($)	Dec. 31, 2011 AFV USD ($)	Dec. 31, 2011 AFV USD ($)	Mar. 31, 2011 AFV USD ($)	Oct. 11, 2011 AFV USD ($)	Oct. 11, 2011 AFV CAD	Jul. 31, 2010 OMVL	Mar. 31, 2011 OMVL USD ($)	Jul. 02, 2010 OMVL USD ($)	Jul. 02, 2010 OMVL EUR (€)
Business combinations
Percentage of outstanding shares acquired					51.00%						100.00%							100.00%	100.00%			100.00%	100.00%
Number of common shares issued							881,860							33,161
Closing price of shares (in dollars per share)											$ 25.06							$ 28.74	29.56
Existing net debt assumed							$ 77,000							$ 1,087
Repayment of debt	53,057						36,300							420
Balance amount of debt assumed											40,700							667
Consideration allocated to:
Property, plant and equipment											17,644
Other tangible assets, including cash											60,532
Total tangible assets																		2,161				23,531
Intangible assets subject to amortization											32,954							2,638				6,338
Goodwill											50,774							2,701				7,573
Total assets acquired											161,904							7,500				37,442
Long-term debt											(83,272)
Other liabilities											(38,926)
Total liabilities																		(3,561)				(11,731)
Total net assets acquired											39,706							3,939				25,711
Consideration:
Cash											17,607							2,558				17,146
Common shares											22,099							953
Contingent consideration payable																		428
Long-term payable																						8,565
Fair value of consideration											39,706							3,939				25,711
Cash											11,073							8				4,130
Amortization period of intangible assets		5 years	20 years									5 years	20 years	8 years
Foreign exchange rate used to translate net assets acquired, liabilities assumed and purchase consideration											1.45							6.6712	6.6712			1.26	1.26
Consolidated revenue								31,831							2,566						23,713
Consolidated net loss								1,924							191						5,138
Consolidated pro forma revenue									247,216	219,609						201,707	148,062				158,580
Consolidated pro forma net loss									54,927	31,322						43,064	42,724				39,785
Acquisition related expenses									1,683							93					397
Consideration payable on the third anniversary of the closing date																						10,778	7,600
Credit adjusted risk free rate used in measurement of fair value of consideration payable																				3.72%
Percentage of ownership interest previously held					49.00%
Gain recognized on remeasurement of net assets and liabilities held prior to transaction				184
Loss from investment accounted for by the equity method	$ (1,500)				$ 155	$ 983

Accounts receivable: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Accounts receivable:
Customer trade receivable	$ 43,268	$ 14,289
Government funding receivable	1,412	1,281
Due from joint venture partner and other receivables	11,528	1,075
Allowance for doubtful accounts	(785)	(711)
Accounts receivable, net	$ 55,423	$ 15,934

Inventories: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Inventories:
Purchased parts	$ 20,020	$ 10,494
Assembled parts	4,198	2,705
Work-in-process	6,994	3,453
Finished goods	6,360	1,349
Obsolescence provision	(515)	(1,196)
Inventories, net	37,057	16,805
Write-down to net realizable value of inventory	430		1,793
Cost of revenue related to product revenue	128,036	72,448	66,277
Cost of revenue related to parts revenue	$ 17,894	$ 18,534	$ 16,702

Long-term investments: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Mar. 31, 2010	Mar. 31, 2011	Oct. 31, 2010 Weichi Westport Inc.	Jul. 31, 2010 Weichi Westport Inc.	Dec. 31, 2011 Weichi Westport Inc.	Mar. 31, 2011 Weichi Westport Inc.	Dec. 31, 2011 Minda-Emer Technologies LTD.	Jul. 02, 2011 Minda-Emer Technologies LTD.
Long-term investments
Long-term investments	$ 8,369		$ 5,622			$ 7,732	$ 5,622	$ 637
Amount invested				955	4,316
Value on date of acquisition									643
Equity interest (as a percent)						35.00%			50.00%
Income from equity method investments	1,500					1,438	997	62
Gain on sale of long-term investments		$ 2,827

Other assets: (Details) (USD $)	1 Months Ended
	Oct. 31, 2010	Dec. 31, 2011	Mar. 31, 2011	Oct. 15, 2010
Other assets:
Note receivable		$ 2,446,000	$ 1,852,000	$ 2,200,000
Deferred financing charges		1,323,000	130,000
Other		259,000
Other assets		4,028,000	1,982,000
Current portion		(2,034,000)
Long term portion		1,994,000	1,982,000
Amount loaned under a Note and Warrant Purchase Agreement				$ 2,200,000
Number of warrants received (in shares)	1,427,179
Warrants representing current outstanding shares (as a percent)				20.00%
Purchase price per share (in dollars per share)				$ 0.1
Maturity period of loan	5 years
Interest rate on loan receivable (as a percent)		12.50%

Property, plant and equipment: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Property, plant and equipment:
Cost	$ 81,609	$ 49,214
Accumulated amortization	45,366	37,131
Net book value	36,243	12,083
Land and buildings
Property, plant and equipment:
Cost	668
Accumulated amortization	124
Net book value	544
Computer equipment and software
Property, plant and equipment:
Cost	8,914	7,839
Accumulated amortization	7,257	7,219
Net book value	1,657	620
Furniture and fixtures
Property, plant and equipment:
Cost	2,072	1,741
Accumulated amortization	1,602	1,331
Net book value	470	410
Machinery and equipment
Property, plant and equipment:
Cost	55,025	29,546
Accumulated amortization	27,322	19,401
Net book value	27,703	10,145
Cost of asset held under capital lease	15,448	443
Net book value of asset held under capital lease	3,662	354
Leasehold improvements
Property, plant and equipment:
Cost	14,930	10,088
Accumulated amortization	9,061	9,180
Net book value	$ 5,869	$ 908

Intangible assets: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Intangible assets:
Cost	$ 39,259	$ 7,339
Accumulated amortization	2,677	480
Net book value	36,582	6,859
Amortization of intangible assets	1,806	592	131
Expected amortization of intangible assets
2012	3,381
2013	3,381
2014	3,381
2015	3,381
2016	3,381
Patents and trademarks
Intangible assets:
Cost	19,508	3,273
Accumulated amortization	727	125
Net book value	18,781	3,148
Technology
Intangible assets:
Cost	6,380	2,059
Accumulated amortization	1,122	190
Net book value	5,258	1,869
Customer contracts
Intangible assets:
Cost	13,334	1,970
Accumulated amortization	815	159
Net book value	12,519	1,811
Non-compete agreement
Intangible assets:
Cost	37	37
Accumulated amortization	13	6
Net book value	$ 24	$ 31

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Goodwill
Balance, beginning of period	$ 8,202
Impact of foreign exchange	(5,863)	629
Balance, end of period	55,814	8,202
Emer
Goodwill
Acquisition during period	50,774
AFV
Goodwill
Acquisition during period	2,701
OMVL
Goodwill
Acquisition during period		$ 7,573

Accounts payable and accrued liabilities: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Accounts payable and accrued liabilities:
Trade accounts payable	$ 40,758	$ 18,270
Accrued payroll	9,534	4,852
Accrued interest	1,233	416
Income taxes payable	2,705	1,087
Other	1,577	140
Accounts payable and accrued liabilities	$ 55,807	$ 24,765

Long-term debt: (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Sep. 30, 2011 CAD	Mar. 31, 2011 USD ($)	Jul. 31, 2010 OMVL	Jul. 02, 2011 OMVL USD ($)	Jul. 02, 2011 OMVL CAD	Jul. 02, 2010 OMVL USD ($)	Sep. 30, 2011 Subordinated debenture notes USD ($)	Sep. 30, 2011 Subordinated debenture notes CAD	Jul. 31, 2011 Subordinated debenture notes USD ($)	Dec. 31, 2011 Subordinated debenture notes USD ($)	Mar. 31, 2011 Subordinated debenture notes USD ($)	Dec. 31, 2011 Long-term payable USD ($)	Mar. 31, 2011 Long-term payable USD ($)	Jul. 31, 2010 Long-term payable OMVL	Dec. 31, 2011 Long-term payable OMVL EUR (€)	Jul. 02, 2010 Long-term payable OMVL USD ($)	Jul. 02, 2010 Long-term payable OMVL EUR (€)	Dec. 31, 2011 Senior financing USD ($)	Dec. 31, 2011 Senior revolving financing USD ($) item	Dec. 31, 2011 Senior revolving financing March 31, 2016 USD ($)	Dec. 31, 2011 Senior revolving financing March 31, 2016 EUR (€)	Dec. 31, 2011 Senior revolving financing September 30, 2017 USD ($)	Dec. 31, 2011 Senior revolving financing September 30, 2017 EUR (€)	Dec. 31, 2011 Letter of credit	Mar. 31, 2011 Letter of credit USD ($)	Dec. 31, 2011 Other bank financing USD ($)	Dec. 31, 2011 Other bank financing Minimum	Dec. 31, 2011 Other bank financing Maximum	Dec. 31, 2011 Capital lease obligations USD ($)	Mar. 31, 2011 Capital lease obligations USD ($)	Dec. 31, 2011 Capital lease obligations Minimum	Dec. 31, 2011 Capital lease obligations Maximum
Long-term debt:
Long-term debt	$ 86,145		$ 25,222								$ 35,398	$ 15,078	$ 9,330	$ 9,919					$ 24,871	$ 11,360							$ 2,557			$ 2,629	$ 225
Current portion of long-term debt	(20,568)		(15,210)
Long-term debt excluding current maturities	65,577		10,012
Debt raised								35,398	36,000
Fixed interest rate (as a percent)											9.00%
Ratio of redemption price to principal amount of the debentures after September 22, 2012 and on or before March 22, 2013											1.15
Ratio of redemption price to principal amount of the debentures after March 22, 2013											1.1
Cash commission as percentage of principal amount											3.85%
Cash commission paid											1,460
Repayment of outstanding debentures plus accrued interest										15,078
Purchase price of business acquired							25,711
Portion of the purchase price payable on the third anniversary																7,600	9,859	7,600
Period from acquisition date, after which portion of the purchase price becomes payable															3 years
Effective interest rate (as a percent)				3.72%												3.72%
Outstanding letter of credit issued as cross guarantee					10,387	10,564
Variable base rate																			6-month Euribor	6-month Euribor
Spread on variable rate (as a percent)																			2.50%	2.50%
Principal repayment schedule
2012																			6,635
2013																			3,658
2014																			4,023
2015																			4,389
2016																			4,572
2017																			2,286
Total principal repayment																			25,563
Effective interest rate at period end (as a percent)																				4.10%
Number of installments of principal payment																				2
Principal payments																					6,486	5,000	5,189	4,000
Interest rate (as a percent)																									0.75%			4.00%	9.63%			2.13%	15.92%
Amount of Credit facility Drawn																										0
Initial lease term of capital lease obligation																																3 years	5 years
Minimum annual payments under capital lease obligations
2012	1,236
2013	935
2014	412
2015	241
2016	19
2017	2
Minimum annual payments	2,845
Amount representing interest	(216)
Minimum annual payments excluding interest	2,629
Maximum borrowing capacity before increase		20,000
Maximum borrowing capacity		30,000

Warranty liability: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Continuity of warranty liability
Balance, beginning of period	$ 18,035	$ 20,950	$ 19,496
Warranty claims	(9,514)	(14,143)	(14,164)
Warranty accruals	15,768	14,034	17,718
Change in warranty estimates	(10)	(2,735)	(2,059)
Impact of foreign exchange	(48)	(71)	(41)
Balance, end of period	24,231	18,035	20,950
Current portion	(12,978)	(12,151)	(11,894)
Long-term portion	$ 11,253	$ 5,884	$ 9,056

Other long-term liabilities: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Other long-term liabilities:
Severance indemnity	$ 1,914
Long-term tax accrual	644
Contingent consideration payable to acquire AFV	428
Deferred lease inducements	118	164
Other long-term liabilities	3,104	164
Accrued interest and penalties of income tax	$ 161

Government assistance: (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 ITO USD ($)	Dec. 31, 2011 ITO CAD	Mar. 31, 2011 ITO USD ($)	Dec. 31, 2011 Government of Canada's Department of Natural Resources USD ($)	Dec. 31, 2011 Government of Canada's Department of Natural Resources CAD
Government assistance
Government assistance received or receivable	$ 2,767	$ 1,675	$ 1,333
Annual royalties required to be paid				1,327	1,350
Royalties to be paid as percentage of gross revenues				0.33%	0.33%		1.00%	1.00%
Minimum revenue considered for payment of royalties				13,274	13,500
Cumulative amount of royalties to be paid				27,729	28,200		983	1,000
Royalties paid or payable				1,327		1,392
Royalties accrued				$ 996		$ 1,392
Period for payment of royalties							10 years	10 years

Share capital: (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended				1 Months Ended		1 Months Ended
	Nov. 30, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 15, 2010 USD ($)	Dec. 17, 2009 USD ($)	Jul. 31, 2011 Emer	Jul. 02, 2011 Emer USD ($)	Oct. 31, 2011 AFV	Oct. 11, 2011 AFV USD ($)	Oct. 11, 2011 AFV CAD
Share capital:
Common shares issued	6,957,500	5,462,500
Shares issue price (in dollars per share)			$ 17.5	$ 10.5
Gross proceeds from issuance of common shares	$ 121,756	$ 57,356
Share issuance costs	$ 6,069	$ 3,192
Details of share capital related to business acquisition
Common shares issued as part of consideration for acquisition					881,860		33,161
Price of shares issued as part of consideration for acquisition (in dollars per share)						$ 25.06		$ 28.74	29.56

Stock options and other stock-based plans: (Details) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 Stock options USD ($)	Dec. 31, 2011 Stock options CAD	Mar. 31, 2011 Stock options USD ($)	Mar. 31, 2011 Stock options CAD	Mar. 31, 2010 Stock options USD ($)	Mar. 31, 2010 Stock options CAD	Dec. 31, 2011 Stock options Maximum
Stock options and other stock-based plans
Shares reserved under the stock compensation plan	2,226,645
Exercise period of award										8 years
Number of shares
Outstanding, beginning of period (in shares)				562,014	562,014	1,051,589	1,051,589	1,136,163	1,136,163
Granted (in shares)								406,262	406,262
Exercised (in shares)				(225,845)	(225,845)	(472,414)	(472,414)	(389,580)	(389,580)
Cancelled/expired (in shares)				(8,142)	(8,142)	(17,161)	(17,161)	(101,256)	(101,256)
Outstanding, end of period (in shares)				328,027	328,027	562,014	562,014	1,051,589	1,051,589
Options exercisable, end of period (in shares)				311,360	311,360	455,206	455,206	550,471	550,471
Weighted average exercise price
Outstanding, beginning of period (in Canadian dollars per share)					8.46		8.13		7.32
Granted (in Canadian dollars per share)									10.79
Exercised (in Canadian dollars per share)					7.87		7.19		6.53
Cancelled/expired (in Canadian dollars per share)					4.84		23.24		15.87
Outstanding, end of period (in Canadian dollars per share)					8.96		8.46		8.13
Options exercisable, end of period (in Canadian dollars per share)					8.55		7.75		8.44
Aggregate disclosure
Stock-based compensation expense	$ 6,179	$ 4,923	$ 4,530	$ 352		$ 547		$ 1,363
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)								78.70%	78.70%
Risk free interest rate (as a percent)								1.60%	1.60%
Expected life								3 years 3 months 18 days	3 years 3 months 18 days
Weighted average grant date fair value								$ 5.6
Unrecognized compensation cost
Compensation cost yet to be recognized				$ 87
Weighted average period for recognition of compensation cost				2 years 5 months 23 days	2 years 5 months 23 days

Stock options and other stock-based plans: (Details 2) (CAD)	9 Months Ended
Dec. 31, 2011
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	3.22
Exercise price, high end of the range (in Canadian dollars per share)	16.5
Number outstanding (in shares)	328,027
Weighted average remaining contractual life	2 years 5 months 23 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	8.96
Number exercisable (in shares)	311,360
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	8.55
Stock options | $ 3.22 to $ 3.47
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	3.22
Exercise price, high end of the range (in Canadian dollars per share)	3.47
Number outstanding (in shares)	8,360
Weighted average remaining contractual life	2 years 6 months
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	3.33
Number exercisable (in shares)	8,360
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	3.33
Stock options | $ 4.24 to $ 4.87
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	4.24
Exercise price, high end of the range (in Canadian dollars per share)	4.87
Number outstanding (in shares)	37,955
Weighted average remaining contractual life	2 years 3 months 18 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	4.48
Number exercisable (in shares)	37,955
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	4.48
Stock options | $ 5.29 to $ 5.99
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	5.29
Exercise price, high end of the range (in Canadian dollars per share)	5.99
Number outstanding (in shares)	87,487
Weighted average remaining contractual life	1 year 4 months 24 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	5.29
Number exercisable (in shares)	87,487
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	5.29
Stock options | $ 6.13 to $ 9.10
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	6.13
Exercise price, high end of the range (in Canadian dollars per share)	9.1
Number outstanding (in shares)	33,399
Weighted average remaining contractual life	2 years 1 month 6 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	8.88
Number exercisable (in shares)	33,399
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	8.88
Stock options | $ 10.33 to $ 11.11
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	10.33
Exercise price, high end of the range (in Canadian dollars per share)	11.11
Number outstanding (in shares)	118,686
Weighted average remaining contractual life	3 years
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	11.07
Number exercisable (in shares)	118,686
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	11.07
Stock options | $ 14.90 to $ 16.50
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	14.9
Exercise price, high end of the range (in Canadian dollars per share)	16.5
Number outstanding (in shares)	42,140
Weighted average remaining contractual life	3 years 9 months 18 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	15.85
Number exercisable (in shares)	25,473
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	15.42

Stock options and other stock-based plans: (Details 3) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 Maximum	Dec. 31, 2011 Share units USD ($)	Dec. 31, 2011 Share units CAD	Mar. 31, 2011 Share units USD ($)	Mar. 31, 2011 Share units CAD	Mar. 31, 2010 Share units USD ($)	Mar. 31, 2010 Share units CAD
Stock options and other stock-based plans
Employee contribution as a percentage of their regular base pay				10.00%
Employer's contribution as a percentage of regular base pay of employees (as a percent)	5.00%			5.00%
Stock-based compensation expense	$ 6,179	$ 4,923	$ 4,530		$ 5,827		$ 4,376		$ 3,167
Number of units
Outstanding, beginning of period (in shares)					1,377,237	1,377,237	1,194,913	1,194,913	1,729,970	1,729,970
Granted (in shares)					269,292	269,292	424,149	424,149	105,084	105,084
Exercised (in shares)					(391,612)	(391,612)	(241,825)	(241,825)	(601,855)	(601,855)
Cancelled/expired (in shares)					(4,000)	(4,000)			(38,286)	(38,286)
Outstanding, end of period (in shares)					1,250,917	1,250,917	1,377,237	1,377,237	1,194,913	1,194,913
Units outstanding and exercisable, end of period (in shares)					276,931	276,931	541,534	541,534	182,495	182,495
Weighted average grant date fair value
Outstanding, beginning of period (in Canadian dollars per share)						12.19		8.56		7.55
Granted (in Canadian dollars per share)						35.7		22.78		9.1
Exercised (in Canadian dollars per share)						9.61		12.81		5.65
Cancelled/expired (in Canadian dollars per share)						18.61				10.91
Outstanding, end of period (in Canadian dollars per share)						18.04		12.19		8.56
Units outstanding and exercisable, end of period (in Canadian dollars per share)						7.97		6.91		10.79
Nonvested, number of units
Unvested, beginning of period (in shares)					835,703	835,703	1,012,418	1,012,418	1,132,410	1,132,410
Granted (in shares)					269,292	269,292	424,149	424,149	105,084	105,084
Vested (in shares)					(127,009)	(127,009)	(548,733)	(548,733)	(186,790)	(186,790)
Canceled or expired (in shares)					(4,000)	(4,000)	(52,131)	(52,131)	(38,286)	(38,286)
Unvested, end of period (in shares)					973,986	973,986	835,703	835,703	1,012,418	1,012,418
Nonvested, weighted average grant date fair value
Unvested, beginning of period (in Canadian dollars per share)						15.62		8.16		8.61
Granted (in Canadian dollars per share)						35.7		22.78		9.1
Vested (in Canadian dollars per share)						17.55		7.58		10.89
Cancelled or expired (in Canadian dollars per share)						18.61		13.64		10.91
Unvested, end of period (in Canadian dollars per share)						20.9		15.62		8.16
Unrecognized compensation cost
Compensation cost yet to be recognized					$ 14,114
Weighted average period for recognition of compensation cost					3 years 4 months 2 days	3 years 4 months 2 days

Stock options and other stock-based plans: (Details 4) (CAD) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Stock options
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)			78.70%
Risk free interest rate (as a percent)			1.60%
Aggregate intrinsic value of stock options
Outstanding (in Canadian dollars)	8,138	7,187
Exercisable (in Canadian dollars)	7,851	6,143
Exercised (in Canadian dollars)	5,849	6,644
Share units
Stock options and other stock-based plans
Awards subject to market and service conditions (in shares)	145,794
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)	59.98%
Risk free interest rate (as a percent)	1.52%
Period for which absolute stock prices to be considered for determining payout factors	2 years
Period for which absolute stock prices relative to a Synthetic Clean Tech index to be considered for determining payout factors	2 years
Portion of awards vesting (as a percent)	50.00%
Vesting period for portion one of the awards	2 years
Vesting period for portion two of the awards	3 years
Aggregate intrinsic value of share units
Outstanding (in Canadian dollars)	42,234	29,266
Exercisable (in Canadian dollars)	9,352	11,508
Exercised (in Canadian dollars)	7,688	2,801

Stock options and other stock-based plans: (Details 5) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	$ 6,179	$ 4,923	$ 4,530
Research and development
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	825	627	598
General and administrative
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	3,302	2,958	3,217
Sales and marketing
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	$ 2,052	$ 1,338	$ 715

Research and development expenses: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Research and development expenses:
Research and development expenses	$ 46,061	$ 36,338	$ 27,546
Program funding	(2,767)	(1,675)	(1,333)
Research and development	$ 43,294	$ 34,663	$ 26,213

Income taxes: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Income taxes:
Income Taxes, Foreign Statutory Corporate Tax Rate	26.50%	28.00%	29.60%
Difference in income tax provision from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate
Loss before income taxes	$ (17,169)	$ (24,710)	$ (19,048)
Expected income tax recovery	4,550	6,919	5,638
Reduction (increase) in income taxes resulting from:
Permanent differences for interest on long-term debt and amortization of discount	13	(558)	(384)
Non-deductible stock-based compensation	(1,642)	(1,379)	(1,341)
Other permanent differences	(176)	(42)	(33)
Withholding taxes	(500)	(303)	(194)
Change in enacted rates	(213)	24	(951)
Foreign tax rate differences, foreign exchange and other adjustments	(4,308)	(3,285)	(1,119)
Change in valuation allowance	(13,391)	(11,023)	(10,008)
Total income tax recovery (expense)	$ (15,667)	$ (9,647)	$ (8,392)

Income taxes: (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Deferred income tax assets:
Net operating loss carry forwards	$ 51,296	$ 40,581
Intangible assets	873	2,918
Property, plant and equipment	3,109	2,066
Financing and share issuance costs	5,212	2,472
Warranty liability	11,889	6,447
Deferred revenue	861	3,092
Inventory	1,972	713
Unrealized foreign exchange	1,324	889
Research and development	2,086	534
Other	1,782	997
Total gross deferred income tax assets	80,404	60,709
Valuation allowance	(61,456)	(48,065)
Total deferred income tax assets	18,948	12,644
Deferred income tax liabilities:
Intangible assets	6,696	1,936
Property, plant and equipment	4,168	829
Other	8	281
Total deferred income tax liabilities	10,872	3,046
Total net deferred income tax assets	8,076	9,598
Allocated as follows:
Current deferred income tax assets	6,447	7,282
Long-term deferred income tax assets	5,075	2,316
Long-term deferred income tax liabilities	(3,446)
Total net deferred income tax assets	8,076	9,598
Changes in the deferred income tax asset valuation allowance
Beginning balance	48,065	32,368
Additions	13,391	15,697
Ending deferred valuation allowance	$ 61,456	$ 48,065

Income taxes: (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Income tax recovery (expense)
Net income (loss) before income taxes	$ (17,169)	$ (24,710)	$ (19,048)
Income tax recovery (expense)
Current	(19,630)	(8,886)	(9,663)
Deferred	3,963	(761)	1,271
Total income tax recovery (expense)	(15,667)	(9,647)	(8,392)
Canada
Income tax recovery (expense)
Net income (loss) before income taxes	(60,897)	(45,962)	(39,297)
Income tax recovery (expense)
Current	(500)	(304)	(201)
Deferred		(32)	(41)
Total income tax recovery (expense)	(500)	(336)	(242)
United States
Income tax recovery (expense)
Net income (loss) before income taxes	42,923	21,633	20,774
Income tax recovery (expense)
Current	(18,697)	(8,954)	(9,462)
Deferred	1,775	(272)	1,312
Total income tax recovery (expense)	(16,922)	(9,226)	(8,150)
Italy
Income tax recovery (expense)
Net income (loss) before income taxes	(1,342)	1,015
Income tax recovery (expense)
Current	(388)	372
Deferred	2,205	(457)
Total income tax recovery (expense)	1,817	(85)
Other
Income tax recovery (expense)
Net income (loss) before income taxes	2,147	(1,396)	(525)
Income tax recovery (expense)
Current	(45)
Deferred	(17)
Total income tax recovery (expense)	$ (62)

Income taxes: (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Carry forward losses available to offset future taxable income
Total	$ 204,712
Unrecognized tax benefits
Unrecognized tax benefits	644
Accrued interest and penalties on unrecognized tax benefits	161
Expiring in 2012
Carry forward losses available to offset future taxable income
Total	44
Expiring in 2013
Carry forward losses available to offset future taxable income
Total	2,721
Expiring in 2014
Carry forward losses available to offset future taxable income
Total	2,988
Expiring in 2015
Carry forward losses available to offset future taxable income
Total	214
Expiring in 2016
Carry forward losses available to offset future taxable income
Total	300
Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	198,445
Canada
Carry forward losses available to offset future taxable income
Total	197,561
Canada | Expiring in 2013
Carry forward losses available to offset future taxable income
Total	2,658
Canada | Expiring in 2014
Carry forward losses available to offset future taxable income
Total	2,466
Canada | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	192,437
Italy
Carry forward losses available to offset future taxable income
Total	3,685
Italy | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	3,685
United States
Carry forward losses available to offset future taxable income
Total	1,321
United States | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	1,321
Sweden
Carry forward losses available to offset future taxable income
Total	776
Sweden | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	776
Other
Carry forward losses available to offset future taxable income
Total	1,369
Other | Expiring in 2012
Carry forward losses available to offset future taxable income
Total	44
Other | Expiring in 2013
Carry forward losses available to offset future taxable income
Total	63
Other | Expiring in 2014
Carry forward losses available to offset future taxable income
Total	522
Other | Expiring in 2015
Carry forward losses available to offset future taxable income
Total	214
Other | Expiring in 2016
Carry forward losses available to offset future taxable income
Total	300
Other | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	$ 226

Investment in Joint Ventures: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended			9 Months Ended	12 Months Ended		25 Months Ended	9 Months Ended	25 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011 Cummins Westport Inc.	Mar. 31, 2011 Cummins Westport Inc.	Mar. 31, 2010 Cummins Westport Inc.	Mar. 31, 2003 Cummins Westport Inc. Common shares	Dec. 31, 2011 Cummins Westport Inc. Cummins	Mar. 31, 2003 Cummins Westport Inc. Cummins Non-participating preferred shares	Dec. 31, 2011 BTIC Westport Inc.	Mar. 31, 2011 BTIC Westport Inc.	Mar. 31, 2010 BTIC Westport Inc.	Dec. 31, 2011 BTIC Westport Inc. BTIC
Variable interest entities
Investment in Joint Ventures	$ 17,879	$ 14,921		$ 17,728	$ 14,770					$ 151	$ 151
Ownership interest (as a percent)							100.00%		100.00%
Royalty access fee as percentage of revenue								2.75%
Cumulative maximum royalty access fees payable								10,400
Cumulative royalty axis fees paid								10,400
Interest rate at the end of the period (as a percent)								1.06%
Net income (loss) attributable to joint venture partners	12,958			12,958	7,999	7,165					214	94
Summarized balance sheet
Current assets	212,598			46,888	36,855
Long-term assets				5,481	4,326
Total assets	356,675	273,374		52,369	41,181
Current liabilities:
Current portion of warranty liability	12,978	12,151	11,894	11,791	11,443
Other current liabilities				8,546	5,250
Total current liabilities	92,499			20,337	16,693
Long-term liabilities:
Warranty liability	11,253	5,884	9,056	8,039	7,738
Other long-term liabilities	3,104	164		8,095	3,720
Long-term liabilities				16,134	11,458
Total liabilities	$ 186,206			$ 36,471	$ 28,151
Ratio of ownership interest										0.5			0.5

Commitments and contingencies: (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 EUR (€)
Minimum annual payments under operating lease arrangements
2012	$ 4,122
2013	3,508
2014	1,565
2015	714
2016	659
Total	10,568
Operating lease expense	2,070	1,599	1,459
Amount of guarantees provided by Emer	$ 771			€ 594

Segmented information: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011 item	Mar. 31, 2011	Mar. 31, 2010
Segmented information:
Number of reportable operating segments	4
Segmented information
Revenue:	$ 226,540
Depreciation and amortization:	(6,280)
Loss before undernoted	(16,629)
Other income (expense), net	290	(5,801)	(1,101)
Income before income taxes	(17,169)	(24,710)	(19,048)
Goodwill	55,814	8,202
Long-term investments	8,369	5,622
Total assets	356,675	273,374
Reportable segment
Segmented information
Revenue:	226,540	148,062	121,653
Net operating income (loss):	(11,179)	(15,454)	(16,119)
Depreciation and amortization:	(6,280)	(3,455)	(1,828)
Loss before undernoted	(17,459)	(18,909)	(17,947)
Capital expenditures:	13,269	3,613	204
CWI
Segmented information
Revenue:	138,844	111,287	111,818
Net operating income (loss):	42,833	25,399	22,269
Depreciation and amortization:	(80)	(80)	(60)
Capital expenditures:	146	442	53
Total assets	52,369	41,181
Westport LD
Segmented information
Revenue:	59,191	23,713
Net operating income (loss):	(8,820)	(2,183)
Depreciation and amortization:	(5,103)	(1,305)
Capital expenditures:	2,118	211
Goodwill	55,814	8,202
Long-term investments	637
Total assets	101,324	46,708
Westport HD
Segmented information
Capacity of LNG engine offered for the heavy-duty trucking market (in litres)	15
Revenue:	28,505	13,062	9,835
Net operating income (loss):	(23,221)	(18,371)	(22,085)
Corporate
Segmented information
Net operating income (loss):	(21,971)	(20,299)	(16,303)
Depreciation and amortization:	(1,097)	(2,070)	(1,768)
Capital expenditures:	11,005	2,960	151
Long-term investments	7,732	5,622
Westport HD and corporate
Segmented information
Total assets	$ 202,982	$ 185,485

Segmented information: (Details 2) (Revenue from sales, Geographic concentration)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Americas
Segmented information
Percentage of concentration risk	60.00%	60.00%	67.00%
Asia
Segmented information
Percentage of concentration risk	18.00%	15.00%	14.00%
Other
Segmented information
Percentage of concentration risk	22.00%	25.00%	19.00%

Segmented information: (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Capital assets and goodwill information by geographic area
Capital assets and goodwill	$ 92,057	$ 20,285
Italy
Capital assets and goodwill information by geographic area
Capital assets and goodwill	72,378	12,755
Canada
Capital assets and goodwill information by geographic area
Capital assets and goodwill	16,294	6,701
Sweden
Capital assets and goodwill information by geographic area
Capital assets and goodwill	2,519
United States
Capital assets and goodwill information by geographic area
Capital assets and goodwill	812	787
Australia
Capital assets and goodwill information by geographic area
Capital assets and goodwill	32
China
Capital assets and goodwill information by geographic area
Capital assets and goodwill	$ 22	$ 42

Financial instruments: (Details)	9 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Accounts payable and accrued liabilities USD ($)	Dec. 31, 2011 Unsecured subordinated debentures USD ($)	Dec. 31, 2011 Long-term payable USD ($)	Dec. 31, 2011 Senior financing USD ($)	Dec. 31, 2011 Senior revolving financing USD ($)	Dec. 31, 2011 Other bank financing USD ($)	Dec. 31, 2011 Other long-term debt USD ($)	Dec. 31, 2011 Operating lease commitments USD ($)	Dec. 31, 2011 Royalty payments USD ($)	Dec. 31, 2011 Royalty payments Minimum CAD	Dec. 31, 2011 Royalty payments Minimum USD ($)	Dec. 31, 2011 Royalty payments Maximum USD ($)	Dec. 31, 2011 Royalty payments Maximum CAD
Financial instruments:
Cash, cash equivalents, and short-term investments	$ 85,677,000
Contractual maturities of financial obligations
Carrying amount	141,952,000	55,807,000	35,398,000	9,330,000	24,871,000	11,360,000	2,557,000	2,629,000
Contractual cash flows	192,788,000	55,807,000	44,077,000	9,859,000	28,791,000	14,386,000	2,720,000	2,845,000	10,568,000	23,735,000
Contractual cash flows in less than one year	86,764,000	55,807,000	2,246,000		8,124,000	12,191,000	1,711,000	1,236,000	4,122,000	1,327,000
Contractual cash flows in second and third year	71,134,000		41,831,000	9,859,000	8,866,000	1,033,000	470,000	1,347,000	5,073,000	2,655,000
Contractual cash flows in fourth and fifth year	32,307,000				9,493,000	1,033,000	395,000	260,000	1,373,000	19,753,000
Contractual cash flows after fifth year	2,583,000				2,308,000	129,000	144,000	2,000
Interest rate (as a percent)			9.00%	3.72%
Effective interest rate at period end (as a percent)					4.10%	4.10%
Annual royalty payable											1,350,000	1,327,000
Annual royalty payable as a percentage of gross annual revenue											0.33%
Gross revenue for payment of royalty											13,500,000
Annual royalty payable													$ 27,718,000	28,189,000

Financial instruments: (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2010
Credit risk:
Maximum credit exposure	164,604
Minimum
Credit risk:
Payment period	30 days
Maximum
Credit risk:
Payment period	90 days
Accounts receivable | Accounts receivable balance | Customer receivables
Credit risk:
Accounts receivable by type of receivable (as a percent)	77.00%	85.00%
Accounts receivable | Accounts receivable balance | Government grants receivable
Credit risk:
Accounts receivable by type of receivable (as a percent)	2.00%	8.00%
Accounts receivable | Accounts receivable balance | Due from partners and indirect and value added taxes receivable
Credit risk:
Accounts receivable by type of receivable (as a percent)	21.00%	7.00%

Financial instruments: (Details 3) In Thousands, unless otherwise specified	9 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 U.S. dollars USD ($)	Dec. 31, 2011 Euros EUR (€)
Foreign currency risk
Cash and cash equivalents	$ 70,298	$ 148,462	$ 28,311	€ 339
Short-term investments	15,379		11,955
Accounts receivable	55,423	15,934	781
Other assets	2,034		2,446
Accounts payable	55,807	24,765	3,484
Long-term debt	65,577	10,012		7,193
Effect of change in foreign currency exchange rate by 25 basis points on US dollar denominated financial instruments	100
Effect of change in foreign currency exchange rate by 25 basis points on Euro denominated financial instruments	17
Financial instruments subject to exposure to interest rate risk:
Effect of change in interest rate by 50 basis points on net income (loss)	$ 17
Fair value of financial instruments:
Interest rate on notes receivable (as a percent)	12.50%

Financial instruments: (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2011 Long-term payable USD ($)	Dec. 31, 2011 Long-term payable OMVL EUR (€)	Jul. 02, 2010 Long-term payable OMVL USD ($)	Jul. 02, 2010 Long-term payable OMVL EUR (€)	Dec. 31, 2011 Senior financing
Long-term debt
Portion of the purchase price payable on the third anniversary		€ 7,600	$ 9,859	€ 7,600
Effective interest rate (as a percent)		3.65%
Excess of fair value over carrying value	$ 191
Market interest rate (as a percent)	2.35%
Spread on variable rate (as a percent)					2.50%

Subsequent events: (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended
	Nov. 30, 2010	Dec. 31, 2009	Dec. 31, 2011	Nov. 15, 2010	Dec. 17, 2009
Subsequent Event
Issue price (in dollars per share)				$ 17.5	$ 10.5
Common shares issued	6,957,500	5,462,500
Gross proceeds from issuance of common stock			$ 1,816
Subsequent events | Minimum
Subsequent Event
Engine displacement (in liters)			5.9
Subsequent events | Maximum
Subsequent Event
Engine displacement (in liters)			12
Subsequent events | Public offering
Subsequent Event
Common shares proposed to be issued under public offering			5,500,000
Issue price (in dollars per share)			$ 43.25
Expected gross proceeds from shares proposed to be issued			237,875
Shares issued to underwriters under over-allotment option			825,000
Common shares issued			6,325,000
Gross proceeds from issuance of common stock			$ 273,556